FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT K

The Guardian Separate Account K

STATEMENTS OF ASSETS AND LIABILITIES

	Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP Series	Victory High Yield VIP Series

	(1)	(3)	(3)

Assets:
Shares owned in underlying fund	—	—	—
Net asset value per share (NAV)	—	—	—

Total Assets (Shares x NAV)	$—	$—	$—

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$—	$—	$—

Net Assets: Park Avenue Life Series
Contract value in accumulation period	$—	$—	$—

Net Assets	$—	$—	$—
Units Outstanding	—	—	—

Unit Value (accumulation)	—	—	—

Net Assets: Park Avenue Millennium Series
Contract value in accumulation period	$—	$—	$—

Net Assets	$—	$—	$—
Units Outstanding	—	—	—

Unit Value (accumulation)	—	—	—

Net Assets: Total
Contract value in accumulation period	$—	$—	$—

Net Assets	$—	$—	$—

Cost of Shares in Underlying Fund	$—	$—	$—

(1) Portfolio liquidated as of April 25, 2025 (2) Portfolio liquidated as of June 27, 2025 (3) Portfolio liquidated as of August 29, 2025 STATEMENTS OF OPERATIONS

	Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP Series	Victory High Yield VIP Series

	1/1/2025 to 4/25/2025	1/1/2025 to 8/29/2025	1/1/2025 to 8/29/2025

2025 Investment Income
Income:
Reinvested dividends	$2,065,435	$55,511	$7,340
Expenses:
Mortality expense risk and administrative charges	252,378	8,676	—

Net investment income/(expense)	1,813,057	46,835	7,340

2025 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(16,257,740)	(375,845)	(12,370)
Reinvested realized gain distributions	22,096,283	936,902	—

Net realized gain/(loss) on investments	5,838,543	561,057	(12,370)
Net change in unrealized appreciation/(depreciation) of investments	(11,360,036)	(135,535)	9,975

Net realized and unrealized gain/(loss) from investments	(5,521,493)	425,522	(2,395)

2025 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(3,708,436)	$472,357	$4,945

See notes to financial statements.

B-2

Investment Options
Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory RS Small Cap Growth Equity VIP Series	Gabelli Capital Asset Fund	Invesco V.I. American Franchise Fund Series I	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Core Equity Fund Series I

(3)	(2)	(3)	(1)	12/31/2025	12/31/2025	12/31/2025

—	—	—	—	54,652	25,207	564
—	—	—	—	81.00	18.27	36.03

$—	$—	$—	$—	$4,426,825	$460,538	$20,327

—	—	—	—	1,440	1,438	642

$—	$—	$—	$—	$4,425,385	$459,100	$19,685

$—	$—	$—	$—	$4,154,339	$440,446	$19,685

$—	$—	$—	$—	$4,154,339	$440,446	$19,685
—	—	—	—	59,203	16,151	346

$—	$—	$—	$—	$70.17	$27.27	$56.92

$—	$—	$—	$—	$271,046	$18,654	$—

$—	$—	$—	$—	$271,046	$18,654	$—
—	—	—	—	5,985	594	—

$—	$—	$—	$—	$45.29	$31.40	$—

$—	$—	$—	$—	$4,425,385	$459,100	$19,685

$—	$—	$—	$—	$4,425,385	$459,100	$19,685

$—	$—	$—	$—	$3,430,870	$449,498	$17,258

Investment Options
Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory RS Small Cap Growth Equity VIP Series	Gabelli Capital Asset Fund	Invesco V.I. American Franchise Fund Series I	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Core Equity Fund Series I

1/1/2025 to 8/29/2025	1/1/2025 to 6/27/2025	1/1/2025 to 8/29/2025	1/1/2025 to 4/25/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

$191,592	$27,323	$41,161	$7,726	$—	$9,643	$124

32,051	5,314	30,983	13,093	25,100	2,729	13,393

159,541	22,009	10,178	(5,367)	(25,100)	6,914	(13,269)

1,386,795	(169,330)	(3,412,132)	(6,225,205)	181,077	(11,583)	182,215

468,167	—	—	4,589,629	402,611	24,496	1,430

1,854,962	(169,330)	(3,412,132)	(1,635,576)	583,688	12,913	183,645
(511,193)	384,253	2,952,543	1,361,243	(102,616)	30,687	(619,021)

1,343,769	214,923	(459,589)	(274,333)	481,072	43,600	(435,376)

$1,503,310	$236,932	$(449,411)	$(279,700)	$455,972	$50,514	$(448,645)

B-3

The Guardian Separate Account K

STATEMENTS OF ASSETS AND LIABILITIES

	AB VPS Relative Value Portfolio Class B	AB VPS Large Cap Growth Portfolio Class B	AB Sustainable Global Thematic Portfolio Class B

	12/31/2025	12/31/2025	12/31/2025

Assets:
Shares owned in underlying fund	58,720	9,008	1,969
Net asset value per share (NAV)	30.85	81.48	30.26

Total Assets (Shares x NAV)	$1,811,520	$733,988	$59,568

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	2,110	1,382	1,907

Net Assets	$1,809,410	$732,606	$57,661

Net Assets: Park Avenue Life Series
Contract value in accumulation period	$1,708,625	$722,313	$57,661

Net Assets	$1,708,625	$722,313	$57,661
Units Outstanding	32,989	7,917	1,714

Unit Value (accumulation)	$51.79	$91.24	$33.65

Net Assets: Park Avenue Millennium Series
Contract value in accumulation period	$100,785	$10,293	$—

Net Assets	$100,785	$10,293	$—
Units Outstanding	1,752	98	—

Unit Value (accumulation)	$57.51	$105.22	$—

Net Assets: Total
Contract value in accumulation period	$1,809,410	$732,606	$57,661

Net Assets	$1,809,410	$732,606	$57,661

Cost of Shares in Underlying Fund	$1,689,942	$633,245	$61,549

(1) Portfolio liquidated as of April 25, 2025 (2) Portfolio liquidated as of June 27, 2025 (3) Portfolio liquidated as of August 29, 2025 STATEMENTS OF OPERATIONS

	AB VPS Relative Value Portfolio Class B	AB VPS Large Cap Growth Portfolio Class B	AB Sustainable Global Thematic Portfolio Class B

	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

2025 Investment Income
Income:
Reinvested dividends	$15,610	$—	$—
Expenses:
Mortality expense risk and administrative charges	10,050	4,323	441

Net investment income/(expense)	5,560	(4,323)	(441)

2025 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	245	40,950	1,199
Reinvested realized gain distributions	145,764	63,596	7,714

Net realized gain/(loss) on investments	146,009	104,546	8,913
Net change in unrealized appreciation/(depreciation) of investments	7,251	(29,172)	(5,782)

Net realized and unrealized gain/(loss) from investments	153,260	75,374	3,131

2025 Net Increase/(Decrease) in Net Assets Resulting from Operations	$158,820	$71,051	$2,690

See notes to financial statements.

B-4

Investment Options

LVIP American Century International Fund Class II	LVIP American Century Value Fund Standard Class II	Davis Financial Portfolio	Davis Real Estate Portfolio	Davis Equity Portfolio	Fidelity® VIP Contrafund Portfolio Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class

12/31/2025	(1)	12/31/2025	12/31/2025	(1)	12/31/2025	12/31/2025

119,807	—	13,106	9,519	—	302,484	170,892
12.24	—	17.76	12.66	—	59.89	29.43

$1,467,035	$—	$232,757	$120,508	$—	$18,115,778	$5,029,361

1,937	—	—	—	—	3,411	2,068

$1,465,098	$—	$232,757	$120,508	$—	$18,112,367	$5,027,293

$1,465,098	$—	$—	$—	$—	$18,112,367	$5,027,293

$1,465,098	$—	$—	$—	$—	$18,112,367	$5,027,293
46,114	—	—	—	—	188,302	78,512

$31.77	$—	$—	$—	$—	$96.19	$64.03

$—	$—	$232,757	$120,508	$—	$—	$—

$—	$—	$232,757	$120,508	$—	$—	$—
—	—	3,203	2,075	—	—	—

$—	$—	$72.66	$58.09	$—	$—	$—

$1,465,098	$—	$232,757	$120,508	$—	$18,112,367	$5,027,293

$1,465,098	$—	$232,757	$120,508	$—	$18,112,367	$5,027,293

$1,326,979	$—	$182,716	$140,886	$—	$13,736,297	$4,110,701

Investment Options

LVIP American Century International Fund Class II	LVIP American Century Value Fund Standard Class II	Davis Financial Portfolio	Davis Real Estate Portfolio	Davis Equity Portfolio	Fidelity® VIP Contrafund Portfolio Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class

1/1/2025 to 12/31/2025	1/1/2025 to 4/25/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 4/25/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

$16,447	$—	$3,422	$3,620	$—	$23,642	$85,393

8,336	8,251	—	—	—	100,524	28,213

8,111	(8,251)	3,422	3,620	—	(76,882)	57,180

13,048	440,581	688	6,011	(121,459)	756,450	105,112
—	—	20,059	4,962	—	2,691,944	262,502

13,048	440,581	20,747	10,973	(121,459)	3,448,394	367,614
167,389	(485,170)	27,711	(23,241)	119,371	(226,354)	348,435

180,437	(44,589)	48,458	(12,268)	(2,088)	3,222,040	716,049

$188,548	$(52,840)	$51,880	$(8,648)	$(2,088)	$3,145,158	$773,229

B-5

The Guardian Separate Account K

STATEMENTS OF ASSETS AND LIABILITIES

	Fidelity® VIP Growth Opportunities Portfolio Initial Class	Fidelity® VIP High Income Portfolio Initial Class	Fidelity® VIP Index 500 Portfolio Initial Class

	12/31/2025	12/31/2025	12/31/2025

Assets:
Shares owned in underlying fund	138,863	123,620	25,500
Net asset value per share (NAV)	99.69	4.88	660.13

Total Assets (Shares x NAV)	$13,843,211	$603,268	$16,833,164

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	2,548	1,920	2,594

Net Assets	$13,840,663	$601,348	$16,830,570

Net Assets: Park Avenue Life Series
Contract value in accumulation period	$13,840,663	$601,348	$16,830,570

Net Assets	$13,840,663	$601,348	$16,830,570
Units Outstanding	119,309	23,430	183,389

Unit Value (accumulation)	$116.01	$25.67	$91.78

Net Assets: Park Avenue Millennium Series
Contract value in accumulation period	$—	$—	$—

Net Assets	$—	$—	$—
Units Outstanding	—	—	—

Unit Value (accumulation)	$—	$—	$—

Net Assets: Total
Contract value in accumulation period	$13,840,663	$601,348	$16,830,570

Net Assets	$13,840,663	$601,348	$16,830,570

Cost of Shares in Underlying Fund	$6,947,920	$629,222	$7,686,965

(1) Portfolio liquidated as of April 25, 2025 (2) Portfolio liquidated as of June 27, 2025 (3) Portfolio liquidated as of August 29, 2025 STATEMENTS OF OPERATIONS

	Fidelity® VIP Growth Opportunities Portfolio Initial Class	Fidelity® VIP High Income Portfolio Initial Class	Fidelity® VIP Index 500 Portfolio Initial Class

	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

2025 Investment Income
Income:
Reinvested dividends	$—	$37,781	$179,127
Expenses:
Mortality expense risk and administrative charges	73,999	3,459	92,583

Net investment income/(expense)	(73,999)	34,322	86,544

2025 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	264,071	(2,359)	537,043
Reinvested realized gain distributions	190,191	—	78,114

Net realized gain/(loss) on investments	454,262	(2,359)	615,157
Net change in unrealized appreciation/(depreciation) of investments	2,002,217	18,781	1,719,681

Net realized and unrealized gain/(loss) from investments	2,456,479	16,422	2,334,838

2025 Net Increase/(Decrease) in Net Assets Resulting from Operations	$2,382,480	$50,744	$2,421,382

See notes to financial statements.

B-6

Investment Options
Fidelity® VIP Contrafund Portfolio Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2	Fidelity® VIP Government Money Market Portfolio Service Class 2	Janus Henderson Enterprise Portfolio Institutional Shares	Janus Henderson Forty Portfolio Institutional Shares

12/31/2025	12/31/2025	(1)	12/31/2025	12/31/2025	12/31/2025	12/31/2025

22,959	25,393	—	15,527	26,232,916	49,238	84,016
56.86	28.13	—	35.17	1.00	83.58	59.42

$1,305,450	$714,315	$—	$546,076	$26,232,916	$4,115,284	$4,992,232

—	—	—	—	4,142	1,729	1,857

$1,305,450	$714,315	$—	$546,076	$26,228,774	$4,113,555	$4,990,375

$—	$—	$—	$—	$22,076,604	$4,113,555	$4,990,375

$—	$—	$—	$—	$22,076,604	$4,113,555	$4,990,375
—	—	—	—	1,384,133	103,827	63,183

$—	$—	$—	$—	$15.95	$39.62	$78.98

$1,305,450	$714,315	$—	$546,076	$4,152,170	$—	$—

$1,305,450	$714,315	$—	$546,076	$4,152,170	$—	$—
12,301	11,747	—	5,169	274,372	—	—

$106.12	$60.81	$—	$105.65	$15.13	$—	$—

$1,305,450	$714,315	$—	$546,076	$26,228,774	$4,113,555	$4,990,375

$1,305,450	$714,315	$—	$546,076	$26,228,774	$4,113,555	$4,990,375

$1,033,209	$595,286	$—	$528,468	$26,232,916	$3,651,783	$3,812,652

Investment Options
Fidelity® VIP Contrafund Portfolio Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2	Fidelity® VIP Government Money Market Portfolio Service Class 2	Janus Henderson Enterprise Portfolio Institutional Shares	Janus Henderson Forty Portfolio Institutional Shares

1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 4/25/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

$—	$11,105	$—	$1,274	$402,270	$12,875	$14,224

—	—	—	—	57,269	24,972	28,899

—	11,105	—	1,274	345,001	(12,097)	(14,675)

9,338	30,158	92,976	(591)	(773)	211,119	296,926
198,647	39,109	3,649	60,249	—	304,155	554,474

207,985	69,267	96,625	59,658	(773)	515,274	851,400
4,320	36,835	(127,485)	(5,803)	773	(230,260)	(75,750)

212,305	106,102	(30,860)	53,855	—	285,014	775,650

$212,305	$117,207	$(30,860)	$55,129	$345,001	$272,917	$760,975

B-7

The Guardian Separate Account K

STATEMENTS OF ASSETS AND LIABILITIES

	Janus Henderson Research Portfolio Institutional Shares	Janus Henderson Global Research Portfolio Institutional Shares	Janus Henderson Enterprise Portfolio Service Shares

	12/31/2025	12/31/2025	12/31/2025

Assets:
Shares owned in underlying fund	31,991	42,872	7,111
Net asset value per share (NAV)	64.90	79.67	73.35

Total Assets (Shares x NAV)	$2,076,231	$3,415,650	$521,609

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	2,071	1,469	—

Net Assets	$2,074,160	$3,414,181	$521,609

Net Assets: Park Avenue Life Series
Contract value in accumulation period	$2,074,160	$3,414,181	$—

Net Assets	$2,074,160	$3,414,181	$—
Units Outstanding	40,688	115,208	—

Unit Value (accumulation)	$50.98	$29.63	$—

Net Assets: Park Avenue Millennium Series
Contract value in accumulation period	$—	$—	$521,609

Net Assets	$—	$—	$521,609
Units Outstanding	—	—	5,958

Unit Value (accumulation)	$—	$—	$87.55

Net Assets: Total
Contract value in accumulation period	$2,074,160	$3,414,181	$521,609

Net Assets	$2,074,160	$3,414,181	$521,609

Cost of Shares in Underlying Fund	$1,334,578	$2,482,581	$474,971

(1) Portfolio liquidated as of April 25, 2025 (2) Portfolio liquidated as of June 27, 2025 (3) Portfolio liquidated as of August 29, 2025 STATEMENTS OF OPERATIONS

	Janus Henderson Research Portfolio Institutional Shares	Janus Henderson Global Research Portfolio Institutional Shares	Janus Henderson Enterprise Portfolio Service Shares

	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

2025 Investment Income
Income:
Reinvested dividends	$2,386	$24,427	$935
Expenses:
Mortality expense risk and administrative charges	12,317	20,613	—

Net investment income/(expense)	(9,931)	3,814	935

2025 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	184,213	295,584	9,022
Reinvested realized gain distributions	146,736	283,637	44,540

Net realized gain/(loss) on investments	330,949	579,221	53,562
Net change in unrealized appreciation/(depreciation) of investments	519	24,276	(16,063)

Net realized and unrealized gain/(loss) from investments	331,468	603,497	37,499

2025 Net Increase/(Decrease) in Net Assets Resulting from Operations	$321,537	$607,311	$38,434

See notes to financial statements.

B-8

Investment Options
Janus Henderson Forty Portfolio Service Shares	Janus Henderson Research Portfolio Service Shares	Janus Henderson Global Research Portfolio Service Shares	MFS® Total Return Bond Series Initial Class	MFS® Growth Series Initial Class	MFS® Investors Trust Series Initial Class	MFS® New Discovery Series Initial Class

12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

14,968	13,938	10,569	84,663	156,659	183	86,135
51.87	61.24	76.42	11.78	67.85	26.16	15.60

$776,399	$853,566	$807,706	$997,326	$10,629,318	$4,776	$1,343,710

—	—	—	1,629	1,983	486	1,673

$776,399	$853,566	$807,706	$995,697	$10,627,335	$4,290	$1,342,037

$—	$—	$—	$995,697	$9,849,269	$4,290	$1,013,815

$—	$—	$—	$995,697	$9,849,269	$4,290	$1,013,815
—	—	—	36,112	89,863	58	21,324

$—	$—	$—	$27.57	$109.60	$74.37	$47.54

$776,399	$853,566	$807,706	$—	$778,066	$—	$328,222

$776,399	$853,566	$807,706	$—	$778,066	$—	$328,222
6,136	10,718	16,950	—	12,865	—	5,925

$126.53	$79.64	$47.65	$—	$60.48	$—	$55.40

$776,399	$853,566	$807,706	$995,697	$10,627,335	$4,290	$1,342,037

$776,399	$853,566	$807,706	$995,697	$10,627,335	$4,290	$1,342,037

$581,105	$510,961	$527,784	$1,050,458	$9,399,557	$5,862	$1,379,880

Investment Options
Janus Henderson Forty Portfolio Service Shares	Janus Henderson Research Portfolio Service Shares	Janus Henderson Global Research Portfolio Service Shares	MFS® Total Return Bond Series Initial Class	MFS® Growth Series Initial Class	MFS® Investors Trust Series Initial Class	MFS® New Discovery Series Initial Class

1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025

$1,818	$987	$4,515	$37,438	$—	$72	$—

—	—	—	5,304	56,868	10,438	6,272

1,818	987	4,515	32,134	(56,868)	(10,366)	(6,272)

3,122	3,858	30,599	(3,019)	437,633	991,086	(59,367)
93,220	60,719	67,831	—	1,824,600	1,837	—

96,342	64,577	98,430	(3,019)	2,262,233	992,923	(59,367)
19,649	65,638	40,594	24,202	(1,118,470)	(1,266,281)	219,857

115,991	130,215	139,024	21,183	1,143,763	(273,358)	160,490

$117,809	$131,202	$143,539	$53,317	$1,086,895	$(283,724)	$154,218

B-9

The Guardian Separate Account K

STATEMENTS OF ASSETS AND LIABILITIES

	MFS® Research Series Initial Class	MFS® Total Return Series Initial Class	Guardian Integrated Research VIP Fund

	(1)	12/31/2025	12/31/2025

Assets:
Shares owned in underlying fund	—	187,851	10,058
Net asset value per share (NAV)	—	23.33	30.92

Total Assets (Shares x NAV)	$—	$4,382,557	$310,997

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	1,623	—

Net Assets	$—	$4,380,934	$310,997

Net Assets: Park Avenue Life Series
Contract value in accumulation period	$—	$3,979,317	$—

Net Assets	$—	$3,979,317	$—
Units Outstanding	—	78,677	—

Unit Value (accumulation)	$—	$50.58	$—

Net Assets: Park Avenue Millennium Series
Contract value in accumulation period	$—	$401,617	$310,997

Net Assets	$—	$401,617	$310,997
Units Outstanding	—	7,958	25,246

Unit Value (accumulation)	$—	$50.47	$12.32

Net Assets: Total
Contract value in accumulation period	$—	$4,380,934	$310,997

Net Assets	$—	$4,380,934	$310,997

Cost of Shares in Underlying Fund	$—	$4,438,959	$254,632

(1) Portfolio liquidated as of April 25, 2025 (2) Portfolio liquidated as of June 27, 2025 (3) Portfolio liquidated as of August 29, 2025 STATEMENTS OF OPERATIONS

	MFS® Research Series Initial Class	MFS® Total Return Series Initial Class	Guardian Integrated Research VIP Fund

	1/1/2025 to 4/25/2025	1/1/2025 to 12/31/2025	4/25/2025 to 12/31/2025

2025 Investment Income
Income:
Reinvested dividends	$—	$113,689	$—
Expenses:
Mortality expense risk and administrative charges	2,068	23,310	—

Net investment income/(expense)	(2,068)	90,379	—

2025 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	152,604	15,118	(18,916)
Reinvested realized gain distributions	—	303,155	—

Net realized gain/(loss) on investments	152,604	318,273	(18,916)
Net change in unrealized appreciation/(depreciation) of investments	(244,122)	11,169	67,834

Net realized and unrealized gain/(loss) from investments	(91,518)	329,442	48,918

2025 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(93,586)	$419,821	$48,918

See notes to financial statements.

B-10

Investment Options
Guardian All Cap Core VIP Fund	Guardian Core Fixed Income VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Balanced Allocation VIP Fund	Guardian Equity Income VIP Fund

12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

1,753,059	216,060	54,540	961,284	11,537,222
14.02	10.97	11.22	14.33	13.92

$24,577,883	$2,370,183	$611,943	$13,775,199	$160,598,131

3,401	1,398	1,260	2,194	13,963

$24,574,482	$2,368,785	$610,683	$13,773,005	$160,584,168

$23,206,425	$2,128,877	$607,935	$13,324,418	$157,129,560

$23,206,425	$2,128,877	$607,935	$13,324,418	$157,129,560
1,504,425	198,406	55,395	950,626	13,782,931

$15.43	$10.73	$10.97	$14.02	$11.40

$1,368,057	$239,908	$2,748	$448,587	$3,454,608

$1,368,057	$239,908	$2,748	$448,587	$3,454,608
86,748	21,869	245	31,304	301,782

$15.77	$10.97	$11.22	$14.33	$11.45

$24,574,482	$2,368,785	$610,683	$13,773,005	$160,584,168

$24,574,482	$2,368,785	$610,683	$13,773,005	$160,584,168

$17,514,696	$2,168,010	$549,004	$9,681,551	$140,400,881

Investment Options
Guardian All Cap Core VIP Fund	Guardian Core Fixed Income VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Balanced Allocation VIP Fund	Guardian Equity Income VIP Fund

1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	1/1/2025 to 12/31/2025	4/25/2025 to 12/31/2025

$—	$—	$—	$—	$—

121,138	13,294	4,349	79,430	636,964

(121,138)	(13,294)	(4,349)	(79,430)	(636,964)

475,197	20,497	24,317	351,826	846,440
—	—	—	—	—

475,197	20,497	24,317	351,826	846,440
2,739,018	133,857	12,996	1,298,148	20,197,250

3,214,215	154,354	37,313	1,649,974	21,043,690

$3,093,077	$141,060	$32,964	$1,570,544	$20,406,726

B-11

The Guardian Separate Account K

STATEMENTS OF CHANGES IN NET ASSETS

	Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP Series	Victory High Yield VIP Series

	1/1/2024 to 4/25/2025	1/1/2024 to 8/29/2025	1/1/2024 to 8/29/2025

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$1,028,129	$48,249	$7,166
Net realized gain/(loss) from sale of investments	(339,387)	46,485	(57)
Reinvested realized gain distributions	4,999,882	386,359	—
Net change in unrealized appreciation/(depreciation) of investments	18,991,581	465,722	(1,191)

Net increase/(decrease) resulting from operations	24,680,205	946,815	5,918

2024 Policy Transactions
Net policy purchase payments	2,862,380	99,062	2,977
Transfers on account of death, surrenders and withdrawals	(7,485,783)	(123,292)	—
Transfers of policy loans	(542,459)	(26,620)	(702)
Transfers of cost of insurance and policy fees	(1,936,775)	(64,249)	(1,042)
Transfers between investment divisions, net	(61,745)	7,507	—
Transfers–other	136,577	(381)	3

Net increase/(decrease) from policy transactions	(7,027,805)	(107,973)	1,236

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	17,652,400	838,842	7,154
Net Assets at December 31, 2023	120,372,915	3,844,705	69,987

Net Assets at December 31, 2024	$138,025,315	$4,683,547	$77,141

2025 Increase/(Decrease) from Operations
Net investment income/(expense)	$1,813,057	$46,835	$7,340
Net realized gain/(loss) from sale of investments	(16,257,740)	(375,845)	(12,370)
Reinvested realized gain distributions	22,096,283	936,902	—
Net change in unrealized appreciation/(depreciation) of investments	(11,360,036)	(135,535)	9,975

Net increase/(decrease) resulting from operations	(3,708,436)	472,357	4,945

2025 Policy Transactions
Net policy purchase payments	922,350	64,717	1,304
Transfers on account of death, surrenders and withdrawals	(2,967,029)	(287,294)	—
Transfers of policy loans	(108,074)	(7,470)	(366)
Transfers of cost of insurance and policy fees	(615,796)	(44,496)	(702)
Transfers between investment divisions, net	(130,969,882)	(4,877,347)	(82,323)
Transfers–other	(578,448)	(4,014)	1

Net increase/(decrease) from policy transactions	(134,316,879)	(5,155,904)	(82,086)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	(138,025,315)	(4,683,547)	(77,141)
Net Assets at December 31, 2024	138,025,315	4,683,547	77,141

Net Assets at December 31, 2025	$—	$—	$—

See notes to financial statements.

B-12

Investment Options
Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory RS Small Cap Growth Equity VIP Series	Gabelli Capital Asset Fund	Invesco V.I. American Franchise Fund Series I	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Core Equity Fund Series I

1/1/2024 to 8/29/2025	1/1/2024 to 6/27/2025	1/1/2024 to 8/29/2025	1/1/2024 to 4/25/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025

$185,282	$43,443	$(53,012)	$8,686	$(24,229)	$5,149	$9,394
64,870	(189,423)	(220,641)	(131,515)	72,688	(3,034)	3,588
—	—	—	800,692	—	16,611	613,529
150,342	242,964	1,237,743	116,740	1,121,340	25,877	941,483

400,494	96,984	964,090	794,603	1,169,799	44,603	1,567,994

228,913	80,890	231,441	163,774	73,079	16,192	168,303
(719,559)	(254,940)	(295,795)	(411,033)	(223,161)	(5,916)	(315,593)
(49,989)	(8,254)	(30,490)	(123,604)	(17,239)	1,761	33,806
(124,676)	(39,145)	(139,163)	(114,880)	(47,745)	(7,635)	(99,888)
(20,096)	(12,535)	(24,144)	(111,636)	—	—	—
1,842	(1,249)	(1,063)	913	2,295	260	5,940

(683,565)	(235,233)	(259,214)	(596,466)	(212,771)	4,662	(207,432)

—	—	—	—	—	—	—

(283,071)	(138,249)	704,876	198,137	957,028	49,265	1,360,562
7,885,131	2,007,525	8,696,279	7,520,310	3,506,100	389,981	6,360,554

$7,602,060	$1,869,276	$9,401,155	$7,718,447	$4,463,128	$439,246	$7,721,116

$159,541	$22,009	$10,178	$(5,367)	$(25,100)	$6,914	$(13,269)
1,386,795	(169,330)	(3,412,132)	(6,225,205)	181,077	(11,583)	182,215
468,167	—	—	4,589,629	402,611	24,496	1,430
(511,193)	384,253	2,952,543	1,361,243	(102,616)	30,687	(619,021)

1,503,310	236,932	(449,411)	(279,700)	455,972	50,514	(448,645)

143,884	38,775	144,661	56,464	66,659	13,189	52,594
(404,170)	(107,623)	(564,270)	(146,236)	(243,362)	(39,129)	(69,792)
(117,613)	28,756	5,898	(16,364)	(262,029)	(219)	(23,791)
(82,895)	(17,785)	(83,377)	(36,088)	(49,259)	(7,160)	(32,672)
(8,625,725)	(2,050,624)	(8,454,584)	(7,295,204)	(7,978)	2,968	(7,180,999)
(18,851)	2,293	(72)	(1,319)	2,254	(309)	1,874

(9,105,370)	(2,106,208)	(8,951,744)	(7,438,747)	(493,715)	(30,660)	(7,252,786)

—	—	—	—	—	—	—

(7,602,060)	(1,869,276)	(9,401,155)	(7,718,447)	(37,743)	19,854	(7,701,431)
7,602,060	1,869,276	9,401,155	7,718,447	4,463,128	439,246	7,721,116

$—	$—	$—	$—	$4,425,385	$459,100	$19,685

B-13

The Guardian Separate Account K

STATEMENTS OF CHANGES IN NET ASSETS

	AB VPS Relative Value Portfolio Class B	AB VPS Large Cap Growth Portfolio Class B	AB Sustainable Global Thematic Portfolio Class B

	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$11,330	$(4,856)	$(419)
Net realized gain/(loss) from sale of investments	304	11,844	280
Reinvested realized gain distributions	59,993	34,080	186
Net change in unrealized appreciation/(depreciation) of investments	118,139	116,064	2,919

Net increase/(decrease) resulting from operations	189,766	157,132	2,966

2024 Policy Transactions
Net policy purchase payments	43,622	13,168	1,039
Transfers on account of death, surrenders and withdrawals	(61,402)	(21,391)	—
Transfers of policy loans	(21,309)	1,235	(31)
Transfers of cost of insurance and policy fees	(30,778)	(11,496)	(723)
Transfers between investment divisions, net	—	—	—
Transfers–other	55	(4)	(1)

Net increase/(decrease) from policy transactions	(69,812)	(18,488)	284

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	119,954	138,644	3,250
Net Assets at December 31, 2023	1,580,877	649,678	55,676

Net Assets at December 31, 2024	$1,700,831	$788,322	$58,926

2025 Increase/(Decrease) from Operations
Net investment income/(expense)	$5,560	$(4,323)	$(441)
Net realized gain/(loss) from sale of investments	245	40,950	1,199
Reinvested realized gain distributions	145,764	63,596	7,714
Net change in unrealized appreciation/(depreciation) of investments	7,251	(29,172)	(5,782)

Net increase/(decrease) resulting from operations	158,820	71,051	2,690

2025 Policy Transactions
Net policy purchase payments	42,238	10,910	1,039
Transfers on account of death, surrenders and withdrawals	(134,875)	(159,406)	(4,199)
Transfers of policy loans	30,313	(64,906)	(104)
Transfers of cost of insurance and policy fees	(29,315)	(10,778)	(689)
Transfers between investment divisions, net	41,775	97,459	—
Transfers–other	(377)	(46)	(2)

Net increase/(decrease) from policy transactions	(50,241)	(126,767)	(3,955)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	108,579	(55,716)	(1,265)
Net Assets at December 31, 2024	1,700,831	788,322	58,926

Net Assets at December 31, 2025	$1,809,410	$732,606	$57,661

See notes to financial statements.

B-14

Investment Options
LVIP American Century International Fund Class II	LVIP American Century Value Fund Standard Class II	Davis Financial Portfolio	Davis Real Estate Portfolio	Davis Equity Portfolio	Fidelity® VIP Contrafund Portfolio Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class

1/1/2024 to 12/31/2025	1/1/2024 to 4/25/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 4/25/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025

$13,918	$104,377	$3,143	$3,065	$4,206	$(62,818)	$49,900
26,705	140,423	450	1,016	15,087	470,341	78,676
—	255,151	14,083	3,466	78,334	1,765,859	249,504
(11,469)	(123,060)	22,498	(467)	(37,507)	1,844,021	201,290

29,154	376,891	40,174	7,080	60,120	4,017,403	579,370

42,361	77,804	3,007	5,629	7,752	183,875	73,658
(94,314)	(180,415)	—	(1,754)	(9,369)	(709,601)	(224,977)
(23,234)	(24,300)	83	340	(25)	(33,543)	(16,289)
(18,518)	(71,198)	(1,793)	(2,614)	(5,947)	(188,274)	(60,284)
—	(11,509)	—	—	—	112,303	—
4,523	(39)	—	(5)	(4)	(6,962)	(851)

(89,182)	(209,657)	1,297	1,596	(7,593)	(642,202)	(228,743)

—	—	—	—	—	—	—

(60,028)	167,234	41,471	8,676	52,527	3,375,201	350,627
1,333,156	4,328,174	135,699	146,744	334,597	12,376,662	4,011,712

$1,273,128	$4,495,408	$177,170	$155,420	$387,124	$15,751,863	$4,362,339

$8,111	$(8,251)	$3,422	$3,620	$—	$(76,882)	$57,180
13,048	440,581	688	6,011	(121,459)	756,450	105,112
—	—	20,059	4,962	—	2,691,944	262,502
167,389	(485,170)	27,711	(23,241)	119,371	(226,354)	348,435

188,548	(52,840)	51,880	(8,648)	(2,088)	3,145,158	773,229

39,461	23,573	3,007	5,218	1,917	184,363	66,801
(85,683)	(166,161)	—	(29,173)	—	(1,057,596)	(222,377)
(8,377)	(3,276)	(52)	569	547	(558,376)	(22,318)
(17,739)	(22,929)	(2,063)	(2,476)	(1,824)	(201,464)	(58,861)
75,201	(4,273,340)	2,768	—	(385,792)	649,743	127,871
559	(435)	47	(402)	116	198,676	609

3,422	(4,442,568)	3,707	(26,264)	(385,036)	(784,654)	(108,275)

—	—	—	—	—	—	—

191,970	(4,495,408)	55,587	(34,912)	(387,124)	2,360,504	664,954
1,273,128	4,495,408	177,170	155,420	387,124	15,751,863	4,362,339

$1,465,098	$—	$232,757	$120,508	$—	$18,112,367	$5,027,293

B-15

The Guardian Separate Account K

STATEMENTS OF CHANGES IN NET ASSETS

	Fidelity® VIP Growth Opportunities Portfolio Initial Class	Fidelity® VIP High Income Portfolio Initial Class	Fidelity® VIP Index 500 Portfolio Initial Class

	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$(64,466)	$27,107	$90,234
Net realized gain/(loss) from sale of investments	591,095	(604)	1,040,473
Reinvested realized gain distributions	—	—	8,334
Net change in unrealized appreciation/(depreciation) of investments	2,751,865	13,213	1,825,415

Net increase/(decrease) resulting from operations	3,278,494	39,716	2,964,456

2024 Policy Transactions
Net policy purchase payments	130,321	27,463	238,432
Transfers on account of death, surrenders and withdrawals	(772,179)	(20,488)	(1,072,407)
Transfers of policy loans	(43,397)	(148)	(147,649)
Transfers of cost of insurance and policy fees	(120,106)	(12,295)	(182,172)
Transfers between investment divisions, net	11,045	—	(23,169)
Transfers–other	266	27	8,296

Net increase/(decrease) from policy transactions	(794,050)	(5,441)	(1,178,669)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	2,484,444	34,275	1,785,787
Net Assets at December 31, 2023	8,813,111	478,876	12,646,870

Net Assets at December 31, 2024	$11,297,555	$513,151	$14,432,657

2025 Increase/(Decrease) from Operations
Net investment income/(expense)	$(73,999)	$34,322	$86,544
Net realized gain/(loss) from sale of investments	264,071	(2,359)	537,043
Reinvested realized gain distributions	190,191	—	78,114
Net change in unrealized appreciation/(depreciation) of investments	2,002,217	18,781	1,719,681

Net increase/(decrease) resulting from operations	2,382,480	50,744	2,421,382

2025 Policy Transactions
Net policy purchase payments	129,941	29,353	232,102
Transfers on account of death, surrenders and withdrawals	(203,594)	(9,413)	(544,635)
Transfers of policy loans	(44,045)	(1,936)	(53,607)
Transfers of cost of insurance and policy fees	(134,417)	(12,765)	(185,900)
Transfers between investment divisions, net	424,924	32,329	328,655
Transfers–other	(12,181)	(115)	199,916

Net increase/(decrease) from policy transactions	160,628	37,453	(23,469)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	2,543,108	88,197	2,397,913
Net Assets at December 31, 2024	11,297,555	513,151	14,432,657

Net Assets at December 31, 2025	$13,840,663	$601,348	$16,830,570

See notes to financial statements.

B-16

Investment Options
Fidelity® VIP Contrafund Portfolio Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2	Fidelity® VIP Government Money Market Portfolio Service Class 2	Janus Henderson Enterprise Portfolio Institutional Shares	Janus Henderson Forty Portfolio Institutional Shares

1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 4/25/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025

$291	$9,962	$—	$1,663	$111,505	$4,509	$(21,759)
15,250	1,358	8,604	1,259	—	133,098	79,818
114,643	37,254	—	63,977	—	163,577	246,949
119,726	34,418	73,551	4,863	—	281,413	709,932

249,910	82,992	82,155	71,762	111,505	582,597	1,014,940

21,276	18,747	4,899	11,595	144,236	62,352	62,544
(19,530)	(8,638)	(12,732)	(4,186)	(251,882)	(125,999)	(76,982)
(1,743)	(5,767)	(2,456)	401	(11,410)	(13,219)	(38,662)
(15,307)	(10,640)	(4,336)	(6,960)	(80,655)	(47,277)	(56,933)
—	—	—	—	3,981	(314,973)	300,708
(1,054)	(7)	(30)	8	(45)	2,752	(6,794)

(16,358)	(6,305)	(14,655)	858	(195,775)	(436,364)	183,881

—	—	—	—	—	—	—

233,552	76,687	67,500	72,620	(84,270)	146,233	1,198,821
755,614	551,265	217,614	419,124	2,727,317	4,159,341	3,500,980

$989,166	$627,952	$285,114	$491,744	$2,643,047	$4,305,574	$4,699,801

$—	$11,105	$—	$1,274	$345,001	$(12,097)	$(14,675)
9,338	30,158	92,976	(591)	(773)	211,119	296,926
198,647	39,109	3,649	60,249	—	304,155	554,474
4,320	36,835	(127,485)	(5,803)	773	(230,260)	(75,750)

212,305	117,207	(30,860)	55,129	345,001	272,917	760,975

23,183	18,362	1,300	11,447	315,705	74,312	54,225
(8,669)	(29,487)	(6)	(6,170)	(1,132,002)	(346,502)	(571,035)
(2,464)	(8,528)	(356)	768	36,693	(96,946)	(62,956)
(16,409)	(10,707)	(1,416)	(6,842)	(192,390)	(45,993)	(56,414)
108,204	—	(253,834)	—	24,195,204	(215,544)	159,178
134	(484)	58	—	17,516	165,737	6,601

103,979	(30,844)	(254,254)	(797)	23,240,726	(464,936)	(470,401)

—	—	—	—	—	—	—

316,284	86,363	(285,114)	54,332	23,585,727	(192,019)	290,574
989,166	627,952	285,114	491,744	2,643,047	4,305,574	4,699,801

$1,305,450	$714,315	$—	$546,076	$26,228,774	$4,113,555	$4,990,375

B-17

The Guardian Separate Account K

STATEMENTS OF CHANGES IN NET ASSETS

	Janus Henderson Research Portfolio Institutional Shares	Janus Henderson Global Research Portfolio Institutional Shares	Janus Henderson Enterprise Portfolio Service Shares

	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$(10,873)	$4,049	$3,098
Net realized gain/(loss) from sale of investments	61,457	77,479	835
Reinvested realized gain distributions	51,764	96,856	21,632
Net change in unrealized appreciation/(depreciation) of investments	412,766	427,176	43,024

Net increase/(decrease) resulting from operations	515,114	605,560	68,589

2024 Policy Transactions
Net policy purchase payments	31,069	59,159	9,549
Transfers on account of death, surrenders and withdrawals	(115,158)	(104,027)	—
Transfers of policy loans	(5,645)	(8,839)	(241)
Transfers of cost of insurance and policy fees	(21,757)	(40,385)	(6,207)
Transfers between investment divisions, net	19,028	(1,341)	—
Transfers–other	768	(535)	(6)

Net increase/(decrease) from policy transactions	(91,695)	(95,968)	3,095

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	423,419	509,592	71,684
Net Assets at December 31, 2023	1,507,517	2,694,815	445,041

Net Assets at December 31, 2024	$1,930,936	$3,204,407	$516,725

2025 Increase/(Decrease) from Operations
Net investment income/(expense)	$(9,931)	$3,814	$935
Net realized gain/(loss) from sale of investments	184,213	295,584	9,022
Reinvested realized gain distributions	146,736	283,637	44,540
Net change in unrealized appreciation/(depreciation) of investments	519	24,276	(16,063)

Net increase/(decrease) resulting from operations	321,537	607,311	38,434

2025 Policy Transactions
Net policy purchase payments	30,792	57,766	9,057
Transfers on account of death, surrenders and withdrawals	(91,621)	(176,858)	(35,210)
Transfers of policy loans	(229,111)	(377,147)	(353)
Transfers of cost of insurance and policy fees	(22,143)	(42,885)	(6,294)
Transfers between investment divisions, net	132,500	141,055	—
Transfers–other	1,270	532	(750)

Net increase/(decrease) from policy transactions	(178,313)	(397,537)	(33,550)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	143,224	209,774	4,884
Net Assets at December 31, 2024	1,930,936	3,204,407	516,725

Net Assets at December 31, 2025	$2,074,160	$3,414,181	$521,609

See notes to financial statements.

B-18

Investment Options
Janus Henderson Forty Portfolio Service Shares	Janus Henderson Research Portfolio Service Shares	Janus Henderson Global Research Portfolio Service Shares	MFS® Total Return Bond Series Initial Class	MFS® Growth Series Initial Class	MFS® Investors Trust Series Initial Class	MFS® New Discovery Series Initial Class

1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025

$64	$—	$3,942	$29,731	$(52,504)	$6,150	$(7,463)
(59,190)	8,730	4,175	(19,296)	298,874	111,488	(263,397)
38,608	19,183	21,397	—	715,008	401,645	—
167,349	159,966	101,806	5,417	1,421,200	427,745	360,842

146,831	187,879	131,320	15,852	2,382,578	947,028	89,982

7,462	11,195	15,962	25,080	140,909	106,555	26,863
(466)	(13,317)	—	(66,324)	(366,785)	(292,675)	(182,947)
(1,340)	288	(1,155)	(5,399)	(146,164)	(52,041)	(9,178)
(7,048)	(7,557)	(7,465)	(15,817)	(112,116)	(72,023)	(18,493)
—	—	—	3,465	292,869	—	(305,389)
(28)	(1)	1	(169)	7,379	435	4,537

(1,420)	(9,392)	7,343	(59,164)	(183,908)	(309,749)	(484,607)

—	—	—	—	—	—	—

145,411	178,487	138,663	(43,312)	2,198,670	637,279	(394,625)
521,728	542,312	561,853	847,702	7,721,097	5,094,008	1,730,622

$667,139	$720,799	$700,516	$804,390	$9,919,767	$5,731,287	$1,335,997

$1,818	$987	$4,515	$32,134	$(56,868)	$(10,366)	$(6,272)
3,122	3,858	30,599	(3,019)	437,633	991,086	(59,367)
93,220	60,719	67,831	—	1,824,600	1,837	—
19,649	65,638	40,594	24,202	(1,118,470)	(1,266,281)	219,857

117,809	131,202	143,539	53,317	1,086,895	(283,724)	154,218

7,065	11,120	15,067	16,250	134,278	37,496	23,353
(7,136)	(827)	(39,215)	(134)	(501,210)	(60,170)	(76,212)
(1,212)	(780)	(3,566)	(591)	(32,587)	(29,089)	(52,805)
(7,232)	(7,945)	(7,980)	(15,593)	(117,072)	(22,299)	(15,637)
—	—	—	137,980	137,285	(5,364,559)	(32,031)
(34)	(3)	(655)	78	(21)	(4,652)	5,154

(8,549)	1,565	(36,349)	137,990	(379,327)	(5,443,273)	(148,178)

—	—	—	—	—	—	—

109,260	132,767	107,190	191,307	707,568	(5,726,997)	6,040
667,139	720,799	700,516	804,390	9,919,767	5,731,287	1,335,997

$776,399	$853,566	$807,706	$995,697	$10,627,335	$4,290	$1,342,037

B-19

The Guardian Separate Account K

STATEMENTS OF CHANGES IN NET ASSETS

	MFS® Research Series Initial Class	MFS® Total Return Series Initial Class	Guardian Integrated Research VIP Fund

	1/1/2024 to 4/25/2025	1/1/2024 to 12/31/2025	4/25/2025 to 12/31/2025

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$(27)	$80,547	$—
Net realized gain/(loss) from sale of investments	7,330	15,663	—
Reinvested realized gain distributions	74,160	201,083	—
Net change in unrealized appreciation/(depreciation) of investments	125,305	(6,803)	—

Net increase/(decrease) resulting from operations	206,768	290,490	—

2024 Policy Transactions
Net policy purchase payments	9,954	102,072	—
Transfers on account of death, surrenders and withdrawals	(88)	(204,342)	—
Transfers of policy loans	(5,707)	(39,217)	—
Transfers of cost of insurance and policy fees	(14,559)	(65,012)	—
Transfers between investment divisions, net	—	(16,476)	—
Transfers–other	(79)	(1,584)	—

Net increase/(decrease) from policy transactions	(10,479)	(224,559)	—

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	196,289	65,931	—
Net Assets at December 31, 2023	1,139,976	4,078,285	—

Net Assets at December 31, 2024	$1,336,265	$4,144,216	$—

2025 Increase/(Decrease) from Operations
Net investment income/(expense)	$(2,068)	$90,379	$—
Net realized gain/(loss) from sale of investments	152,604	15,118	(18,916)
Reinvested realized gain distributions	—	303,155	—
Net change in unrealized appreciation/(depreciation) of investments	(244,122)	11,169	67,834

Net increase/(decrease) resulting from operations	(93,586)	419,821	48,918

2025 Policy Transactions
Net policy purchase payments	3,163	93,237	3,113
Transfers on account of death, surrenders and withdrawals	—	(195,941)	—
Transfers of policy loans	(339)	(45,295)	(1,880)
Transfers of cost of insurance and policy fees	(5,210)	(62,494)	(2,839)
Transfers between investment divisions, net	(1,240,154)	27,619	253,834
Transfers–other	(139)	(229)	9,851

Net increase/(decrease) from policy transactions	(1,242,679)	(183,103)	262,079

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	(1,336,265)	236,718	310,997
Net Assets at December 31, 2024	1,336,265	4,144,216	—

Net Assets at December 31, 2025	$—	$4,380,934	$310,997

See notes to financial statements.

B-20

Investment Options
Guardian All Cap Core VIP Fund	Guardian Core Fixed Income VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Balanced Allocation VIP Fund	Guardian Equity Income VIP Fund

1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	1/1/2024 to 12/31/2025	4/25/2025 to 12/31/2025

$(86,809)	$(13,246)	$(4,782)	$(78,570)	$—
311,800	2,681	8,517	229,423	—
—	—	—	—	—
2,342,352	29,095	26,519	1,474,526	—

2,567,343	18,530	30,254	1,625,379	—

276,293	124,247	25,526	260,933	—
(1,105,479)	(164,028)	(82,788)	(1,013,692)	—
(73,258)	51,243	(84,605)	(96,959)	—
(197,522)	(55,597)	(20,468)	(192,277)	—
(42)	(11,435)	28,232	(49,111)	—
450	6,154	233	40,167	—

(1,099,558)	(49,416)	(133,870)	(1,050,939)	—

—	—	—	—	—

1,467,785	(30,886)	(103,616)	574,440	—
13,692,160	2,449,096	880,319	12,766,594	—

$15,159,945	$2,418,210	$776,703	$13,341,034	$—

$(121,138)	$(13,294)	$(4,349)	$(79,430)	$(636,964)
475,197	20,497	24,317	351,826	846,440
—	—	—	—	—
2,739,018	133,857	12,996	1,298,148	20,197,250

3,093,077	141,060	32,964	1,570,544	20,406,726

355,142	109,615	21,682	245,943	1,934,916
(809,773)	(239,879)	(23,523)	(855,654)	(5,543,063)
(245,596)	25,750	21,675	(195,267)	(2,064,982)
(277,846)	(48,618)	(15,620)	(188,611)	(1,449,961)
7,294,027	(36,994)	(203,077)	(144,831)	147,203,850
5,506	(359)	(121)	(153)	96,682

6,321,460	(190,485)	(198,984)	(1,138,573)	140,177,442

—	—	—	—	—

9,414,537	(49,425)	(166,020)	431,971	160,584,168
15,159,945	2,418,210	776,703	13,341,034	—

$24,574,482	$2,368,785	$610,683	$13,773,005	$160,584,168

B-21

THE GUARDIAN SEPARATE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (December 31, 2025)

NOTE 1 — ORGANIZATION

The Guardian Separate Account K (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by The Guardian Insurance & Annuity Company, Inc. (GIAC) on September 1, 1995, and commenced operations on October 1, 1995. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the annual premium variable life insurance policies offered through the Account. GIAC provides for variable accumulations and benefits under the policies by crediting the net premium payments or policy loan repayments to one or more investment divisions established within the Account or to the Fixed Rate Option (FRO), as selected by the policyowner. Amounts allocated to the FRO are maintained by GIAC in its general account. The policyowner may transfer his or her policy value among the various investment options based on the selected policy within the Account, or the FRO. However, a policyowner may only invest in up to seven investment options, including FRO, at any time.

The thirty-five investment options of the Account correspond to the following underlying mutual funds and classes of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

Invesco V.I. American Franchise Fund Series I

Invesco V.I. Equity and Income Fund Series I

AB VPS Relative Value Portfolio Class B

AB VPS Large Cap Growth Portfolio Class B

AB Sustainable Global Thematic Portfolio Class B

LVIP American Century International Fund Class II

Davis Financial Portfolio

Davis Real Estate Portfolio

Fidelity® VIP Contrafund® Portfolio Initial Class

Fidelity® VIP Equity-Income Portfolio Initial Class

Fidelity® VIP Growth Opportunities Portfolio Initial Class

Fidelity® VIP High Income Portfolio Initial Class

Fidelity® VIP Index 500 Portfolio Initial Class

Fidelity® VIP Contrafund® Portfolio Service Class 2

Fidelity® VIP Equity-Income Portfolio Service Class 2

Fidelity® VIP Mid Cap Portfolio Service Class 2

Fidelity® VIP Government Money Market Portfolio Service Class 2

Janus Henderson Enterprise Portfolio Institutional Shares

Janus Henderson Forty Portfolio Institutional Shares

Janus Henderson Research Portfolio Institutional Shares

Janus Henderson Global Research Portfolio Institutional Shares

Janus Henderson Enterprise Portfolio Service Shares

Janus Henderson Forty Portfolio Service Shares

Janus Henderson Research Portfolio Service Shares

Janus Henderson Global Research Portfolio Service Shares

MFS® Total Return Bond Series Initial Class

MFS® Growth Series Initial Class

MFS® New Discovery Series Initial Class

MFS® Total Return Series Initial Class

Guardian Integrated Research VIP Fund

Guardian All Cap Core VIP Fund

Guardian Core Fixed Income VIP Fund

Guardian Short Duration Bond VIP Fund

Guardian Balanced Allocation VIP Fund

Guardian Equity Income VIP Fund

The below funds were part of a fund substitution and are no longer available as an investment option under this contract in 2025:

Existing Fund	Replacement Fund	Date
Victory RS Large Cap Alpha VIP Series	Guardian Equity Income VIP Fund	April 25, 2025
Gabelli Capital Asset Fund	Guardian All Cap Core VIP Fund	April 25, 2025
Fidelity® VIP Growth Opportunities Portfolio Service Class 2	Guardian Integrated Research VIP Fund	April 25, 2025
MFS® Research Series Initial Class	Guardian Equity Income VIP Fund	April 25, 2025
LVIP American Century Value Fund Standard Class II	Guardian Equity Income VIP Fund	April 25, 2025
Davis Equity Portfolio	Guardian Equity Income VIP Fund	April 25, 2025
Invesco V.I. Core Equity Fund Series I	Guardian Equity Income VIP Fund	April 25, 2025
MFS® Investors Trust Series Initial Class	Guardian Equity Income VIP Fund	April 25, 2025

The below funds were merged and no longer available as an investment option under this contract in 2024:

Existing Fund	Replacement Fund	Date
American Century VP International Fund — Class I	LVIP American Century International Fund Class II	April 26, 2024
American Century VP Value Fund — Class I	LVIP American Century Value Fund Standard Class II	April 26, 2024

B-22

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

The below funds were liquidated and no longer available as an investment option under this contract in 2025:

Existing Fund	Replacement Fund	Date
Victory Sophus Emerging Markets VIP Series	Fidelity® VIP Government Money Market Portfolio Service Class 2	June 27, 2025
Victory RS International VIP Series	Fidelity® VIP Government Money Market Portfolio Service Class 2	August 29, 2025
Victory RS Small Cap Growth Equity VIP Series	Fidelity® VIP Government Money Market Portfolio Service Class 2	August 29, 2025
Victory 500 Index VIP Series	Fidelity® VIP Government Money Market Portfolio Service Class 2	August 29, 2025
Victory High Yield VIP Series	Fidelity® VIP Government Money Market Portfolio Service Class 2	August 29, 2025

A tax-qualified and a non-tax-qualified investment division has been established within each investment option available in the Account.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make benefit payments, are obligations of GIAC.

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets may not be less than the amount required under state insurance laws to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Assets and related liabilities are held in GIAC’s general account to cover the contingency that a policy’s guaranteed benefit might exceed the benefit that would have been payable in the absence of such guarantee.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account:

Investments

(a)	Net proceeds of payments made by policyowners to the Account are invested by the Account’s investment divisions in shares of the corresponding Funds at net asset value. All distributions made by the Fund are reinvested in shares of the same Fund.

(b)	The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

(c)	Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the cost of securities sold.

(d)	The cost of investments sold is determined on a first in, first out (FIFO) basis.

The guidance pertaining to the disclosure of fair value measurements requires (1) the separate disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements, (2) additional breakout of the information presented in reconciliation of Level 3 fair value measurements, and (3) increased disclosure about inputs and valuation techniques used to measure fair value. For the year ended December 31, 2025, there were no transfers into or out of Level 1 and Level 2, and there were no Level 3 fair value measurement items requiring reconciliation.

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect management’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the

B-23

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 — inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 — inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 — inputs are unobservable where there is little, or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2. As of December 31, 2025, none of the Account investments are considered Level 3.

The Account invests in various registered mutual funds managed by unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values (“NAVs”) as provided by the fund manager. The Fair Value Hierarchy level of the Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. GIAC’s management reviews each mutual fund’s liquidity in order to determine the level at which those investments should be reported. Generally, actively traded registered mutual funds are considered Level 1.

As of December 31, 2025, all investments of the Account were in actively traded registered mutual funds and were considered Level 1 with a total fair value of $329,717,306.

The guidance indicates that entities should determine whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The guidance also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. As of December 31, 2025, none of the Account’s registered mutual funds investments’ level of trading activities is considered to have significantly decreased.

There were no financial instrument liabilities held by the Account as of December 31, 2025, or during the twelve months then ended.

Subsequent Events

The Account considers events occurring after the balance sheet date but prior to the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events requiring recognition or disclosure in the financial statements.

Individual Mortality Table Used and the Assumed Investment Return

The mortality charge for Variable Life Insurance policies is based on the 1980 Commissioners’ Standard Ordinary Mortality Table published by the National Association of Insurance Commissioners. The assumed investment return is 4.0%.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of Guardian, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Guardian does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the policies. Based on this, there is no charge to the Account for federal income taxes. Guardian will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

Under the provisions of Section 817(h) of the IRC, a variable life policy will not be treated as a life policy for federal tax purposes for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the

B-24

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Guardian believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Segmented Reporting

In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or its results of operations. The intent of the ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows.

The management committee of GIAC evaluates third-party funds and determines the selection of funds to offer within the product offering. All funds are sourced from third party asset managers which employ a governance structure to oversee fund strategy and performance, all of which is an element contemplated in the Separate Account Management Committee’s determination of fund offerings. Accordingly, the Management Committee, acts as the fund’s chief operating decision maker (“CODM”) assessing performance and making decisions about product offering allocation. The CODM has determined that the fund has a single operating segment based on the fact that the CODM monitors the operating results of the fund as a whole and that the fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the fund’s Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025, were as follows:

	Purchases	Sales
Victory RS Large Cap Alpha VIP Series	$24,841,502	$135,266,378
Victory 500 Index VIP Series	1,931,886	6,106,244
Victory High Yield VIP Series	8,352	83,097
Victory RS International VIP Series	825,351	9,305,727
Victory Sophus Emerging Markets VIP Series	92,737	2,178,650
Victory RS Small Cap Growth Equity VIP Series	206,153	9,148,430
Gabelli Capital Asset Fund	4,625,788	7,483,034
Invesco V.I. American Franchise Fund Series I	478,673	595,776
Invesco V.I. Equity and Income Fund Series I	71,843	71,365
Invesco V.I. Core Equity Fund Series I	38,081	7,304,098
AB VPS Relative Value Portfolio Class B	274,324	173,191
AB VPS Large Cap Growth Portfolio Class B	174,139	241,309
AB Sustainable Global Thematic Portfolio Class B	8,712	4,952
LVIP American Century International Fund Class II	124,108	112,239
LVIP American Century Value Fund Standard Class II	15,404	4,468,445
Davis Financial Portfolio	29,148	1,959
Davis Real Estate Portfolio	14,183	31,865
Davis Equity Portfolio	2,365	387,400
Fidelity® VIP Contrafund Portfolio Initial Class	3,386,648	1,555,716
Fidelity® VIP Equity-Income Portfolio Initial Class	511,065	299,444
Fidelity® VIP Growth Opportunities Portfolio Initial Class	686,832	410,013

B-25

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Purchases	Sales
Fidelity® VIP High Income Portfolio Initial Class	$96,609	$24,375
Fidelity® VIP Index 500 Portfolio Initial Class	901,943	761,171
Fidelity® VIP Contrafund Portfolio Service Class 2	325,192	22,566
Fidelity® VIP Equity-Income Portfolio Service Class 2	59,737	40,368
Fidelity® VIP Growth Opportunities Portfolio Service Class 2	4,327	254,933
Fidelity® VIP Mid Cap Portfolio Service Class 2	72,923	12,198
Fidelity® VIP Government Money Market Portfolio Service Class 2	26,179,235	2,591,240
Janus Henderson Enterprise Portfolio Institutional Shares	494,598	667,505
Janus Henderson Forty Portfolio Institutional Shares	796,054	726,757
Janus Henderson Research Portfolio Institutional Shares	308,076	349,268
Janus Henderson Global Research Portfolio Institutional Shares	506,212	616,685
Janus Henderson Enterprise Portfolio Service Shares	52,100	40,174
Janus Henderson Forty Portfolio Service Shares	101,584	15,096
Janus Henderson Research Portfolio Service Shares	71,061	7,789
Janus Henderson Global Research Portfolio Service Shares	84,608	48,611
MFS® Total Return Bond Series Initial Class	187,927	17,500
MFS® Growth Series Initial Class	2,125,432	737,159
MFS® Investors Trust Series Initial Class	32,242	5,486,002
MFS® New Discovery Series Initial Class	24,189	178,366
MFS® Research Series Initial Class	2,262	1,248,669
MFS® Total Return Series Initial Class	519,468	309,727
Guardian Integrated Research VIP Fund	255,983	1,361
Guardian All Cap Core VIP Fund	7,694,429	1,493,968
Guardian Core Fixed Income VIP Fund	113,163	317,648
Guardian Short Duration Bond VIP Fund	43,076	247,060
Guardian Balanced Allocation VIP Fund	150,332	1,368,903
Guardian Equity Income VIP Fund	150,535,395	10,980,953

Total	$230,085,448	$213,795,389

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

GIAC assumes mortality and expense risk related to the operations of the Account. To cover these risks, GIAC deducts a daily charge through a reduction of the unit value, equal to an annual rate of .60% (which will never be more than .90%) of the average daily net assets applicable to the Account for Park Avenue Life Series. For Park Avenue Millennium Series, GIAC deducts a monthly charge by redeeming units of the investment divisions, equal to an annual rate of .60% (reduced to .40% after the policy’s 12th anniversary) of the policy account value.

Under the terms of the policy, GIAC also deducts certain charges from the policy account value. These other contractual charges are deducted by redeeming units of the investment divisions and consist of:

a)	A monthly charge for the cost of life insurance, based on the face value of the policyowner’s insurance in force, as compensation for the anticipated cost of paying death benefits.

b)	Policy and administrative fees, which vary with the face amount, age of the insured or the duration of the contract.

c)	An annual state premium tax charge as a percentage of the basic premium. This rate varies by state of jurisdiction.

Currently, GIAC makes no charge against the Account for GIAC’s federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

For the years ended December 31, 2025, and 2024, contractual charges amounted to $4,297,901 and $4,358,748 respectively, which are reflected in “Transfer of cost of insurance and policy fees” in the Statement of Changes in Net Assets.

Under current laws, GIAC may incur state and local taxes in several states. At present, these taxes are not significant. In the event of a material change in applicable state or local tax laws, GIAC reserves the right to charge the Account for such taxes, if any, that are attributable to the Account.

B-26

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

Park Avenue Institutional Advisers LLC (“PAIA”), a wholly-owned subsidiary of Guardian Investor Services, LLC, which is a wholly owned subsidiary of The Guardian Life Insurance Company of America, serves as the sub-advisor to Victory High Yield VIP Series. Under an investment sub-advisory agreement between Victory Capital Management Inc. (“Victory Capital”), an unaffiliated third-party investment adviser and PAIA (sub-adviser) for the Victory High Yield VIP Series, Victory Capital pays a monthly fee to the sub-adviser for investment advisory services in an amount equal to 28% of all fees due from such Fund to the Adviser. The sub-advisory fee payable to PAIA also covers the administrative and accounting services provided by PAIA.

Effective October 3, 2024, Victory Capital Management, Inc. (“VCM”) has terminated the sub-advisory agreement with PAIA and effective October 4, 2024, the Fund is now managed by VCM’s Victory Income Investors investment franchise.

PAIA provides day to day investment management services to the following new proprietary third-party sub-advised Guardian Variable Product Trust Funds:

•	Guardian Integrated Research VIP Fund

•	Guardian All Cap Core VIP Fund

•	Guardian Core Fixed Income VIP Fund

•	Guardian Short Duration Bond VI Fund

•	Guardian Balanced Allocation VIP Fund

•	Guardian Equity Income VIP Fund

GIAC has administrative service fee agreements with Victory Capital Management Inc., Gabelli Capital Asset Fund, Invesco Advisers, Inc., AllianceBernstein, L.P., American Century Investment Management, Inc., Davis Selected Advisers, LP, Fidelity Management & Research Company, Janus Henderson Group PLC, Massachusetts Financial Services Company, and EULAV Asset Management, LLC, which compensate GIAC for administrative services provided. These fees range from .05% to .50% of the average daily net assets. These fees are borne and paid to GIAC by investment advisers, and therefore, are not recorded in the financial statements of the Fund.

The amount retained by GIAC in the Account is comprised of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account. These amounts are reflected in the “Liabilities” in the Statements of Assets and Liabilities. The income earned on the amounts retained by GIAC in the Account is reflected in “Mortality and expense risk charges” in the Statements of Operations.

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2025 and 2024, were as follows:

	2025			2024
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
Victory RS Large Cap Alpha VIP Series	15,377	1,587,779	(1,572,402)	46,732	129,509	(82,777)
Victory 500 Index VIP Series	16,908	100,277	(83,369)	2,445	4,461	(2,016)
Victory High Yield VIP Series	33	2,034	(2,001)	79	47	32
Victory RS International VIP Series	4,347	161,124	(156,777)	5,238	18,714	(13,476)
Victory Sophus Emerging Markets VIP Series	1,460	38,606	(37,146)	1,690	6,258	(4,568)
Victory RS Small Cap Growth Equity VIP Series	3,863	142,699	(138,836)	4,039	7,970	(3,931)
Gabelli Capital Asset Fund	871	114,910	(114,039)	3,102	11,915	(8,813)
Value Line Strategic Asset Management Trust	—	—	—	707	707	—
Invesco V.I. American Franchise Fund Series I	1,773	9,324	(7,551)	1,439	5,214	(3,775)
Invesco V.I. Equity and Income Fund Series I	1,602	2,832	(1,230)	887	702	185
Invesco V.I. Core Equity Fund Series I	1,266	162,211	(160,945)	8,048	11,772	(3,724)
AB VPS Relative Value Portfolio Class B	2,480	3,511	(1,031)	978	2,493	(1,515)
AB VPS Large Cap Growth Portfolio Class B	1,268	2,931	(1,663)	198	426	(228)

B-27

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	2025			2024
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
AB Sustainable Global Thematic Portfolio Class B	32	164	(132)	33	24	9
LVIP American Century International Fund Class II	3,780	3,864	(85)	1,572	4,712	(3,140)
LVIP American Century Value Fund Standard Class II	389	73,127	(72,737)	1,764	5,237	(3,473)
Davis Financial Portfolio	88	33	54	63	37	26
Davis Real Estate Portfolio	98	546	(448)	101	77	24
Davis Equity Portfolio	51	7,678	(7,626)	172	328	(156)
Fidelity® VIP Contrafund Portfolio Initial Class	13,170	22,613	(9,443)	4,533	13,414	(8,881)
Fidelity® VIP Equity-Income Portfolio Initial Class	4,724	6,810	(2,086)	1,704	6,088	(4,384)
Fidelity® VIP Growth Opportunities Portfolio Initial Class	5,803	4,543	1,259	2,357	11,440	(9,083)
Fidelity® VIP High Income Portfolio Initial Class	2,526	1,029	1,497	1,267	1,504	(237)
Fidelity® VIP Index 500 Portfolio Initial Class	7,512	8,227	(715)	3,949	20,125	(16,176)
Fidelity® VIP Contrafund Portfolio Service Class 2	1,320	315	1,004	286	505	(219)
Fidelity® VIP Equity-Income Portfolio Service Class 2	332	848	(515)	389	513	(124)
Fidelity® VIP Growth Opportunities Portfolio Service Class 2	15	3,298	(3,283)	65	254	(189)
Fidelity® VIP Mid Cap Portfolio Service Class 2	130	151	(20)	136	129	7
Fidelity® VIP Government Money Market Portfolio Service Class 2	1,741,031	255,187	1,485,845	19,986	32,960	(12,974)
Janus Henderson Enterprise Portfolio Institutional Shares	3,298	15,780	(12,481)	2,197	15,000	(12,803)
Janus Henderson Forty Portfolio Institutional Shares	4,033	10,728	(6,695)	6,590	3,182	3,408
Janus Henderson Research Portfolio Institutional Shares	3,477	7,363	(3,886)	1,406	3,637	(2,231)
Janus Henderson Global Research Portfolio Institutional Shares	7,781	22,536	(14,755)	3,397	7,692	(4,295)
Janus Henderson Enterprise Portfolio Service Shares	114	496	(381)	127	85	42
Janus Henderson Forty Portfolio Service Shares	66	145	(78)	81	94	(13)
Janus Henderson Research Portfolio Service Shares	164	134	29	197	362	(165)
Janus Henderson Global Research Portfolio Service Shares	349	1,127	(778)	445	244	201
MFS® Total Return Bond Series Initial Class	5,649	615	5,034	2,051	4,357	(2,306)
MFS® Growth Series Initial Class	3,520	8,187	(4,668)	5,371	7,175	(1,804)
MFS® Investors Trust Series Initial Class	649	88,204	(87,555)	1,917	6,830	(4,913)
MFS® New Discovery Series Initial Class	682	4,036	(3,354)	645	12,496	(11,851)
MFS® Research Series Initial Class	72	29,966	(29,894)	232	480	(248)
MFS® Total Return Series Initial Class	4,281	8,249	(3,968)	2,864	7,801	(4,937)
Guardian Integrated Research VIP Fund	25,652	406	25,246	—	—	—
Guardian All Cap Core VIP Fund	607,366	112,127	495,239	23,737	109,683	(85,946)
Guardian Core Fixed Income VIP Fund	18,266	36,470	(18,204)	18,780	24,066	(5,286)
Guardian Short Duration Bond VIP Fund	4,470	22,940	(18,470)	7,664	20,988	(13,324)
Guardian Balanced Allocation VIP Fund	21,038	106,965	(85,927)	24,556	112,958	(88,402)
Guardian Equity Income VIP Fund	15,185,471	1,100,758	14,084,713	—	—	—

B-28

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

NOTE 6 — FINANCIAL HIGHLIGHTS

The following represent amounts for the years ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to policyowner accounts through redemption of units.

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
PARK AVENUE LIFE SERIES		Unit Value	In Whole $

Victory RS Large Cap Alpha VIP Series(7)
2025	—	$—	$—	N/A	N/A	N/A
2024	1,517,918	89.58	135,970,709	0.60%	1.37%	20.81%
2023	1,600,549	74.15	118,677,896	0.60%	1.33%	13.01%
2022	1,663,224	65.61	109,131,109	0.60%	1.41%	-4.91%
2021	1,724,220	69.00	118,972,583	0.60%	1.12%	22.75%

Victory 500 Index VIP Series(9)
2025	—	$—	$—	N/A	N/A	N/A
2024	41,020	52.24	2,142,902	0.60%	1.39%	24.21%
2023	42,792	42.06	1,799,771	0.60%	1.39%	26.18%
2022	46,105	33.33	1,536,805	0.60%	1.28%	-19.84%
2021	45,731	41.58	1,901,580	0.60%	1.25%	26.67%

Victory INCORE Low Duration Bond VIP Series(5)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	62,611	14.22	890,582	0.60%	1.98%	0.39%

Victory INCORE Investment Quality Bond VIP Series(5)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	82,805	31.07	2,572,421	0.60%	2.16%	-0.82%

Victory RS International VIP Series(9)
2025	—	$—	$—	N/A	N/A	N/A
2024	149,963	49.45	7,415,371	0.60%	2.89%	4.87%
2023	163,510	47.15	7,710,006	0.60%	2.77%	19.30%
2022	172,193	39.52	6,805,868	0.60%	2.77%	-16.32%
2021	178,161	47.23	8,414,860	0.60%	1.86%	13.68%

Victory Sophus Emerging Markets VIP Series(8)
2025	—	$—	$—	N/A	N/A	N/A
2024	33,784	50.64	1,710,858	0.60%	2.73%	4.60%
2023	38,413	48.41	1,859,720	0.60%	3.31%	10.37%
2022	38,841	43.87	1,703,783	0.60%	0.81%	-22.93%
2021	45,008	56.92	2,561,745	0.60%	0.84%	-4.99%

Victory RS Small Cap Growth Equity VIP Series(9)
2025	—	$—	$—	N/A	N/A	N/A
2024	129,292	68.45	8,849,478	0.60%	0.00%	11.15%
2023	133,106	61.58	8,196,839	0.60%	0.00%	19.68%
2022	138,924	51.45	7,148,255	0.60%	0.00%	-36.74%
2021	147,339	81.34	11,984,654	0.60%	0.00%	-10.97%

B-29

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
PARK AVENUE LIFE SERIES		Unit Value	In Whole $

Gabelli Capital Asset Fund(7)
2025	—	$—	$—	N/A	N/A	N/A
2024	102,702	68.66	7,051,183	0.60%	0.67%	10.63%
2023	111,558	62.06	6,923,061	0.60%	0.50%	11.18%
2022	120,110	55.82	6,704,020	0.60%	0.43%	-13.45%
2021	130,080	64.49	8,388,356	0.60%	0.47%	19.76%

Value Line Centurion Fund(5)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	220,178	61.04	13,438,747	0.60%	0.02%	18.95%

Value Line Strategic Asset Management Trust(5)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	153,342	86.91	13,326,780	0.60%	0.31%	15.17%

Invesco V.I. American Franchise Fund Series I
2025	59,203	$70.17	$4,154,339	0.60%	0.00%	10.99%
2024	66,762	63.22	4,220,738	0.60%	0.00%	34.08%
2023	70,560	47.15	3,327,086	0.60%	0.00%	40.08%
2022	72,771	33.66	2,449,526	0.60%	0.00%	-31.53%
2021	73,910	49.16	3,633,335	0.60%	0.00%	11.25%

Invesco V.I. Equity and Income Fund Series I
2025	16,151	$27.27	$440,446	0.60%	2.23%	12.13%
2024	17,388	24.32	422,911	0.60%	1.84%	11.45%
2023	17,211	21.82	375,602	0.60%	2.02%	9.89%
2022	17,888	19.86	355,234	0.60%	1.77%	-8.07%
2021	16,810	21.60	363,112	0.60%	3.85%	13.30%

Invesco V.I. Core Equity Fund Series I(7)
2025	346	$56.92	$19,685	0.60%	0.01%	15.47%
2024	145,885	49.30	7,191,563	0.60%	0.71%	24.85%
2023	152,237	39.48	6,010,878	0.60%	0.74%	22.62%
2022	155,104	32.20	4,994,240	0.60%	0.91%	-21.02%
2021	164,194	40.77	6,694,328	0.60%	0.67%	26.97%

AB VPS Relative Value Portfolio Class B(5)
2025	32,989	$51.79	$1,708,625	0.60%	0.90%	9.54%
2024	33,862	47.28	1,601,127	0.60%	1.25%	12.09%
2023	35,362	42.19	1,491,763	0.60%	1.23%	11.05%
2022	43,933	37.99	1,668,888	0.60%	1.14%	-4.99%
2021	43,200	39.98	1,727,279	0.60%	0.64%	27.07%

AB VPS Large Cap Growth Portfolio Class B
2025	7,917	$91.24	$722,313	0.60%	0.00%	12.17%
2024	9,580	81.34	779,220	0.60%	0.00%	24.20%
2023	9,809	65.49	642,413	0.60%	0.00%	33.98%
2022	9,760	48.88	477,052	0.60%	0.00%	-29.12%
2021	10,646	68.96	734,148	0.60%	0.00%	27.88%

B-30

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
PARK AVENUE LIFE SERIES		Unit Value	In Whole $

AB Sustainable Global Thematic Portfolio Class B
2025	1,714	$33.65	$57,661	0.60%	0.00%	5.39%
2024	1,846	31.93	58,926	0.60%	0.00%	5.32%
2023	1,837	30.31	55,676	0.60%	0.03%	15.01%
2022	1,998	26.36	52,671	0.60%	0.00%	-27.60%
2021	1,965	36.41	71,525	0.60%	0.00%	21.84%

LVIP American Century International Fund Class II
2025	46,114	$31.77	$1,465,098	0.60%	1.22%	15.29%
2024	46,199	27.56	1,273,128	0.60%	1.65%	1.99%
2023	49,339	27.02	1,333,156	0.60%	1.37%	11.90%
2022	49,951	24.15	1,206,207	0.60%	1.45%	-25.21%
2021	49,669	32.29	1,603,608	0.60%	0.16%	8.10%

LVIP American Century Value Fund Standard Class II(7)
2025	—	$—	$—	N/A	N/A	N/A
2024	72,737	61.80	4,495,408	0.60%	2.94%	8.82%
2023	76,210	56.79	4,328,174	0.60%	2.38%	8.44%
2022	79,584	52.37	4,167,846	0.60%	2.10%	-0.06%
2021	78,991	52.40	4,139,344	0.60%	1.73%	23.76%

Fidelity® VIP Contrafund Portfolio Initial Class
2025	188,302	$96.19	$18,112,367	0.60%	0.14%	20.75%
2024	197,745	79.66	15,751,863	0.60%	0.19%	32.99%
2023	206,626	59.90	12,376,662	0.60%	0.49%	32.65%
2022	219,980	45.16	9,933,272	0.60%	0.50%	-26.76%
2021	233,472	61.65	14,393,539	0.60%	0.06%	27.07%

Fidelity® VIP Equity-Income Portfolio Initial Class
2025	78,512	$64.03	$5,027,293	0.60%	1.86%	18.31%
2024	80,598	54.12	4,362,339	0.60%	1.77%	14.65%
2023	84,982	47.21	4,011,712	0.60%	1.89%	9.98%
2022	96,017	42.92	4,121,183	0.60%	1.86%	-5.53%
2021	104,997	45.43	4,770,349	0.60%	1.91%	24.14%

Fidelity® VIP Growth Opportunities Portfolio Initial Class
2025	119,309	$116.01	$13,840,663	0.60%	0.00%	21.22%
2024	118,050	95.70	11,297,555	0.60%	0.00%	38.05%
2023	127,133	69.32	8,813,111	0.60%	0.00%	44.78%
2022	129,339	47.88	6,193,043	0.60%	0.00%	-38.52%
2021	136,593	77.88	10,638,437	0.60%	0.00%	11.27%

Fidelity® VIP High Income Portfolio Initial Class
2025	23,430	$25.67	$601,348	0.60%	6.90%	9.70%
2024	21,933	23.40	513,151	0.60%	6.07%	8.32%
2023	22,170	21.60	478,876	0.60%	5.75%	9.81%
2022	22,238	19.67	437,422	0.60%	5.22%	-11.91%
2021	20,660	22.33	461,301	0.60%	5.39%	3.78%

Fidelity® VIP Index 500 Portfolio Initial Class
2025	183,389	$91.78	$16,830,570	0.60%	1.18%	17.07%
2024	184,104	78.39	14,432,657	0.60%	1.26%	24.15%
2023	200,280	63.15	12,646,870	0.60%	1.48%	25.44%
2022	207,625	50.34	10,452,092	0.60%	1.47%	-18.70%
2021	214,292	61.92	13,269,607	0.60%	1.26%	27.81%

B-31

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
PARK AVENUE LIFE SERIES		Unit Value	In Whole $

Fidelity® VIP Government Money Market Portfolio Service Class 2
2025	1,384,133	$15.95	$22,076,604	0.60%	3.62%	3.23%
2024	144,685	15.45	2,235,407	0.60%	4.73%	4.20%
2023	158,622	14.83	2,351,872	0.60%	4.53%	3.99%
2022	174,367	14.26	2,486,176	0.60%	1.32%	0.64%
2021	153,961	14.17	2,181,182	0.60%	0.01%	-0.60%

Janus Henderson Enterprise Portfolio Institutional Shares
2025	103,827	$39.62	$4,113,555	0.60%	0.31%	7.03%
2024	116,308	37.02	4,305,574	0.60%	0.72%	14.91%
2023	129,111	32.22	4,159,341	0.60%	0.16%	17.36%
2022	131,571	27.45	3,611,505	0.60%	0.37%	-16.44%
2021	136,825	32.85	4,494,905	0.60%	0.32%	16.13%

Janus Henderson Forty Portfolio Institutional Shares
2025	63,183	$78.98	$4,990,375	0.60%	0.30%	17.43%
2024	69,878	67.26	4,699,801	0.60%	0.11%	27.70%
2023	66,470	52.67	3,500,980	0.60%	0.19%	39.12%
2022	69,114	37.86	2,616,573	0.60%	0.19%	-33.95%
2021	72,276	57.32	4,142,834	0.60%	0.49%	22.16%

Janus Henderson Research Portfolio Institutional Shares
2025	40,688	$50.98	$2,074,160	0.60%	0.12%	17.68%
2024	44,574	43.32	1,930,936	0.60%	0.03%	34.50%
2023	46,805	32.21	1,507,517	0.60%	0.14%	42.31%
2022	46,184	22.63	1,045,247	0.60%	0.71%	-30.31%
2021	46,936	32.48	1,524,291	0.60%	0.10%	19.61%

Janus Henderson Global Research Portfolio Institutional Shares
2025	115,208	$29.63	$3,414,181	0.60%	0.73%	20.19%
2024	129,963	24.66	3,204,407	0.60%	0.76%	22.84%
2023	134,258	20.07	2,694,815	0.60%	0.93%	26.02%
2022	142,625	15.93	2,271,716	0.60%	1.63%	-19.90%
2021	149,561	19.88	2,973,840	0.60%	0.51%	17.38%

MFS® Total Return Bond Series Initial Class
2025	36,112	$27.57	$995,697	0.60%	4.34%	6.53%
2024	31,078	25.88	804,390	0.60%	4.16%	1.93%
2023	33,384	25.39	847,702	0.60%	3.17%	6.74%
2022	32,892	23.79	782,508	0.60%	2.74%	-14.45%
2021	33,785	27.81	939,527	0.60%	2.67%	-1.41%

MFS® Growth Series Initial Class
2025	89,863	$109.60	$9,849,269	0.60%	0.00%	11.52%
2024	93,086	98.28	9,148,360	0.60%	0.00%	30.67%
2023	94,824	75.21	7,131,595	0.60%	0.00%	35.05%
2022	100,077	55.69	5,573,305	0.60%	0.00%	-32.05%
2021	107,894	81.95	8,842,110	0.60%	0.00%	22.79%

MFS® Investors Trust Series Initial Class(7)
2025	58	$74.37	$4,290	0.60%	0.00%	12.89%
2024	84,038	65.88	5,536,269	0.60%	0.70%	18.80%
2023	88,788	55.45	4,923,384	0.60%	0.73%	18.27%
2022	92,016	46.89	4,314,346	0.60%	0.67%	-16.99%
2021	96,297	56.48	5,439,227	0.60%	0.63%	26.05%

B-32

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
PARK AVENUE LIFE SERIES		Unit Value	In Whole $

MFS® New Discovery Series Initial Class
2025	21,324	$47.54	$1,013,815	0.60%	0.00%	12.28%
2024	24,605	42.34	1,041,839	0.60%	0.00%	6.08%
2023	36,480	39.92	1,456,102	0.60%	0.00%	13.73%
2022	36,687	35.10	1,287,629	0.60%	0.00%	-30.18%
2021	41,905	50.27	2,106,518	0.60%	0.00%	1.19%

MFS® Research Series Initial Class(7)
2025	—	$—	$—	N/A	N/A	N/A
2024	29,042	44.52	1,292,991	0.60%	0.61%	18.16%
2023	29,299	37.68	1,103,978	0.60%	0.53%	21.68%
2022	33,190	30.97	1,027,727	0.60%	0.49%	-17.71%
2021	33,680	37.63	1,267,306	0.60%	0.54%	24.05%

MFS® Total Return Series Initial Class
2025	78,677	$50.58	$3,979,317	0.60%	2.71%	10.50%
2024	82,766	45.77	3,788,432	0.60%	2.48%	7.10%
2023	87,590	42.74	3,743,349	0.60%	2.08%	9.78%
2022	90,464	38.93	3,521,744	0.60%	1.68%	-10.12%
2021	98,572	43.32	4,269,662	0.60%	1.79%	13.43%

Guardian All Cap Core VIP Fund(4)
2025	1,504,425	$15.43	$23,206,425	0.60%	0.00%	11.58%
2024	1,057,413	13.83	14,618,740	0.60%	0.00%	19.37%
2023	1,143,620	11.58	13,244,569	0.60%	0.00%	22.19%
2022	1,203,019	9.48	11,401,930	0.60%	0.00%	-5.22%

Guardian Core Fixed Income VIP Fund(4)
2025	198,406	$10.73	$2,128,877	0.60%	0.00%	5.97%
2024	217,320	10.13	2,200,485	0.60%	0.00%	0.87%
2023	223,150	10.04	2,240,060	0.60%	0.00%	4.88%
2022	236,357	9.57	2,262,198	0.60%	0.00%	-4.29%

Guardian Short Duration Bond VIP Fund(4)
2025	55,395	$10.97	$607,935	0.60%	0.00%	4.72%
2024	73,858	10.48	774,020	0.60%	0.00%	4.09%
2023	87,174	10.07	877,670	0.60%	0.00%	3.47%
2022	91,760	9.73	892,866	0.60%	0.00%	-2.70%

Guardian Balanced Allocation VIP Fund(4)
2025	950,626	$14.02	$13,324,418	0.60%	0.00%	12.25%
2024	1,036,073	12.49	12,937,695	0.60%	0.00%	13.13%
2023	1,124,599	11.04	12,413,588	0.60%	0.00%	17.16%
2022	1,162,173	9.42	10,949,634	0.60%	0.00%	-5.78%

Guardian Equity Income VIP Fund(6)
2025	13,782,931	$11.40	$157,129,560	0.60%	0.00%	14.00%

B-33

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
PARK AVENUE MILLENNIUM SERIES		Unit Value	In Whole $

Victory RS Large Cap Alpha VIP Series(7)
2025	—	$—	$—	N/A	N/A	N/A
2024	54,484	37.71	2,054,606	—	1.37%	21.54%
2023	54,630	31.03	1,695,019	—	1.33%	13.69%
2022	60,154	27.29	1,641,689	—	1.41%	-4.33%
2021	61,345	28.53	1,750,048	—	1.12%	23.49%

Victory 500 Index VIP Series(9)
2025	—	$—	$—	N/A	N/A	N/A
2024	42,349	59.99	2,540,645	—	1.39%	24.96%
2023	42,593	48.01	2,044,934	—	1.39%	26.94%
2022	44,916	37.82	1,698,784	—	1.28%	-19.36%
2021	45,230	46.90	2,121,224	—	1.25%	27.43%

Victory High Yield VIP Series(9)
2025	—	$—	$—	N/A	N/A	N/A
2024	2,001	38.54	77,141	—	9.75%	8.42%
2023	1,969	35.55	69,987	—	8.40%	11.41%
2022	2,093	31.91	66,775	—	7.22%	-13.55%
2021	2,083	36.91	76,875	—	4.63%	5.85%

Victory INCORE Low Duration Bond VIP Series(5)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	186	15.82	2,935	—	1.98%	1.00%

Victory INCORE Investment Quality Bond VIP Series(5)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	8,228	28.01	230,473	—	2.16%	-0.22%

Victory RS International VIP Series(9)
2025	—	$—	$—	N/A	N/A	N/A
2024	6,814	27.40	186,689	—	2.89%	5.50%
2023	6,743	25.97	175,125	—	2.77%	20.02%
2022	6,870	21.64	148,644	—	2.77%	-15.81%
2021	7,176	25.70	184,450	—	1.86%	14.37%

Victory Sophus Emerging Markets VIP Series(8)
2025	—	$—	$—	N/A	N/A	N/A
2024	3,362	47.11	158,418	—	2.73%	5.24%
2023	3,301	44.77	147,805	—	3.31%	11.03%
2022	3,718	40.32	149,899	—	0.81%	-22.46%
2021	4,926	52.00	256,187	—	0.84%	-4.42%

Victory RS Small Cap Growth Equity VIP Series(9)
2025	—	$—	$—	N/A	N/A	N/A
2024	9,544	57.81	551,677	—	0.00%	11.82%
2023	9,661	51.70	499,440	—	0.00%	20.40%
2022	13,915	42.94	597,455	—	0.00%	-36.36%
2021	14,699	67.47	991,699	—	0.00%	-10.43%

B-34

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
PARK AVENUE MILLENNIUM SERIES		Unit Value	In Whole $

Gabelli Capital Asset Fund(7)
2025	—	$—	$—	N/A	N/A	N/A
2024	11,337	58.86	667,264	—	0.67%	11.30%
2023	11,294	52.88	597,249	—	0.50%	11.86%
2022	11,354	47.28	536,797	—	0.43%	-12.92%
2021	13,396	54.29	727,299	—	0.47%	20.48%

Value Line Centurion Fund(5)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	13,639	29.78	406,144	—	0.02%	19.67%

Value Line Strategic Asset Management Trust(5)
2025	—	$—	$—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	8,823	44.22	390,149	—	0.31%	15.87%

Invesco V.I. American Franchise Fund Series I
2025	5,985	$45.29	$271,046	—	0.00%	11.66%
2024	5,977	40.56	242,390	—	0.00%	34.89%
2023	5,954	30.07	179,014	—	0.00%	40.93%
2022	5,904	21.34	125,964	—	0.00%	-31.11%
2021	5,839	30.97	180,843	—	0.00%	11.93%

Invesco V.I. Equity and Income Fund Series I
2025	594	$31.40	$18,654	—	2.23%	12.81%
2024	587	27.83	16,335	—	1.84%	12.12%
2023	579	24.83	14,379	—	2.02%	10.56%
2022	858	22.46	19,272	—	1.77%	-7.51%
2021	844	24.28	20,480	—	3.85%	13.98%

Invesco V.I. Core Equity Fund Series I(7)(10)
2025	—	$—	$—	N/A	N/A	N/A
2024	15,406	34.37	529,553	—	0.71%	25.61%
2023	12,778	27.37	349,676	—	0.74%	23.36%
2022	13,640	22.18	302,583	—	0.91%	-20.55%
2021	13,471	27.92	376,115	—	0.67%	27.74%

AB VPS Relative Value Portfolio Class B(5)
2025	1,752	$57.51	$100,785	—	0.90%	10.20%
2024	1,910	52.19	99,704	—	1.25%	12.76%
2023	1,925	46.28	89,114	—	1.23%	11.72%
2022	2,293	41.43	94,979	—	1.14%	-4.42%
2021	2,287	43.34	99,133	—	0.64%	27.84%

AB VPS Large Cap Growth Portfolio Class B
2025	98	$105.22	$10,293	—	0.00%	12.85%
2024	98	93.24	9,102	—	0.00%	24.95%
2023	97	74.62	7,265	—	0.00%	34.79%
2022	97	55.36	5,359	—	0.00%	-28.69%
2021	96	77.63	7,457	—	0.00%	28.65%

B-35

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
PARK AVENUE MILLENNIUM SERIES		Unit Value	In Whole $

Davis Financial Portfolio
2025	3,203	$72.66	$232,757	—	1.72%	29.12%
2024	3,149	56.27	177,170	—	2.01%	29.50%
2023	3,123	43.45	135,699	—	2.25%	15.29%
2022	3,141	37.69	118,372	—	1.91%	-8.53%
2021	3,102	41.20	127,825	—	1.43%	30.54%

Davis Real Estate Portfolio
2025	2,075	$58.09	$120,508	—	2.44%	-5.71%
2024	2,523	61.61	155,420	—	2.03%	4.92%
2023	2,499	58.72	146,744	—	2.51%	10.65%
2022	2,575	53.07	136,665	—	1.72%	-26.80%
2021	2,548	72.50	184,735	—	1.19%	41.98%

Davis Equity Portfolio(7)
2025	—	$—	$—	N/A	N/A	N/A
2024	7,626	50.76	387,124	—	1.12%	18.05%
2023	7,782	43.00	334,597	—	1.35%	32.63%
2022	8,069	32.42	261,607	—	1.23%	-20.13%
2021	8,814	40.59	357,786	—	0.60%	17.85%

Fidelity® VIP Contrafund Portfolio Service Class 2
2025	12,301	$106.12	$1,305,450	—	0.00%	21.19%
2024	11,297	87.56	989,166	—	0.03%	33.45%
2023	11,516	65.62	755,614	—	0.27%	33.12%
2022	11,902	49.29	586,701	—	0.24%	-26.49%
2021	16,569	67.05	1,110,990	—	0.03%	27.51%

Fidelity® VIP Equity-Income Portfolio Service Class 2
2025	11,747	$60.81	$714,315	—	1.64%	18.75%
2024	12,262	51.21	627,952	—	1.64%	15.06%
2023	12,386	44.51	551,265	—	1.80%	10.38%
2022	12,335	40.32	497,388	—	1.76%	-5.25%
2021	12,226	42.56	520,293	—	1.67%	24.60%

Fidelity® VIP Growth Opportunities Portfolio Service Class 2(7)
2025	—	$—	$—	N/A	N/A	N/A
2024	3,283	86.84	285,114	—	0.00%	38.56%
2023	3,472	62.67	217,614	—	0.00%	45.30%
2022	3,300	43.13	142,362	—	0.00%	-38.32%
2021	3,322	69.93	232,282	—	0.00%	11.67%

Fidelity® VIP Mid Cap Portfolio Service Class 2
2025	5,169	$105.65	$546,076	—	0.26%	11.49%
2024	5,189	94.77	491,744	—	0.36%	17.18%
2023	5,182	80.88	419,124	—	0.39%	14.80%
2022	5,233	70.45	368,630	—	0.28%	-14.97%
2021	5,214	82.85	431,966	—	0.33%	25.31%

Fidelity® VIP Government Money Market Portfolio Service Class 2
2025	274,372	$15.13	$4,152,170	—	3.62%	3.86%
2024	27,975	14.57	407,640	—	4.73%	4.83%
2023	27,012	13.90	375,445	—	4.53%	4.62%
2022	26,447	13.29	351,376	—	1.32%	1.25%
2021	25,550	13.12	335,272	—	0.01%	0.00%

B-36

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
PARK AVENUE MILLENNIUM SERIES		Unit Value	In Whole $

Janus Henderson Enterprise Portfolio Service Shares
2025	5,958	$87.55	$521,609	—	0.18%	7.41%
2024	6,339	81.51	516,725	—	0.63%	15.32%
2023	6,297	70.68	445,041	—	0.09%	17.78%
2022	6,407	60.01	384,533	—	0.27%	-16.15%
2021	7,210	71.57	516,049	—	0.24%	16.54%

Janus Henderson Forty Portfolio Service Shares
2025	6,136	$126.53	$776,399	—	0.26%	17.86%
2024	6,214	107.36	667,139	—	0.01%	28.14%
2023	6,227	83.78	521,728	—	0.13%	39.65%
2022	6,282	59.99	376,894	—	0.05%	-33.73%
2021	6,697	90.53	606,254	—	0.54%	22.60%

Janus Henderson Research Portfolio Service Shares
2025	10,718	$79.64	$853,566	—	0.13%	18.10%
2024	10,689	67.43	720,799	—	0.00%	34.96%
2023	10,854	49.97	542,312	—	0.06%	44.54%
2022	11,174	34.57	386,295	—	0.57%	-30.90%
2021	11,705	50.03	585,559	—	0.02%	20.05%

Janus Henderson Global Research Portfolio Service Shares
2025	16,950	$47.65	$807,706	—	0.59%	20.60%
2024	17,728	39.51	700,516	—	0.60%	23.27%
2023	17,527	32.05	561,853	—	0.78%	26.47%
2022	17,224	25.35	436,562	—	1.49%	-19.61%
2021	16,827	31.53	530,537	—	0.37%	17.80%

MFS® Growth Series Initial Class
2025	12,865	$60.48	$778,066	—	0.00%	12.19%
2024	14,310	53.91	771,407	—	0.00%	31.47%
2023	14,376	41.00	589,502	—	0.00%	35.86%
2022	14,349	30.18	433,069	—	0.00%	-31.63%
2021	14,258	44.15	629,455	—	0.00%	23.53%

MFS® Investors Trust Series Initial Class(7)(10)
2025	—	$—	$—	N/A	N/A	N/A
2024	3,575	54.56	195,018	—	0.70%	19.52%
2023	3,738	45.64	170,624	—	0.73%	18.98%
2022	3,741	38.36	143,517	—	0.67%	-16.49%
2021	3,736	45.94	171,634	—	0.63%	26.81%

MFS® New Discovery Series Initial Class
2025	5,925	$55.40	$328,222	—	0.00%	12.96%
2024	5,998	49.04	294,158	—	0.00%	6.72%
2023	5,974	45.95	274,520	—	0.00%	14.41%
2022	6,025	40.16	241,967	—	0.00%	-29.76%
2021	6,300	57.18	360,237	—	0.00%	1.80%

MFS® Research Series Initial Class(7)
2025	—	$—	$—	N/A	N/A	N/A
2024	852	50.77	43,274	—	0.61%	18.87%
2023	843	42.71	35,998	—	0.53%	22.42%
2022	1,108	34.89	38,649	—	0.49%	-17.21%
2021	1,093	42.14	46,059	—	0.54%	24.80%

B-37

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
PARK AVENUE MILLENNIUM SERIES		Unit Value	In Whole $

MFS® Total Return Series Initial Class
2025	7,958	$50.47	$401,617	—	2.71%	11.16%
2024	7,837	45.40	355,784	—	2.48%	7.75%
2023	7,950	42.13	334,936	—	2.08%	10.44%
2022	8,346	38.15	318,390	—	1.68%	-9.58%
2021	9,162	42.19	386,530	—	1.79%	14.12%

Guardian Integrated Research VIP Fund(6)
2025	25,246	$12.32	$310,997	—	0.00%	23.19%

Guardian All Cap Core VIP Fund(4)
2025	86,748	$15.77	$1,368,057	—	0.00%	12.25%
2024	38,521	14.05	541,205	—	0.00%	20.10%
2023	38,260	11.70	447,591	—	0.00%	22.93%
2022	37,939	9.52	361,037	—	0.00%	-4.84%

Guardian Core Fixed Income VIP Fund(4)
2025	21,869	$10.97	$239,908	—	0.00%	6.61%
2024	21,159	10.29	217,725	—	0.00%	1.48%
2023	20,615	10.14	209,036	—	0.00%	5.52%
2022	20,065	9.61	192,821	—	0.00%	-3.90%

Guardian Short Duration Bond VIP Fund(4)
2025	245	$11.22	$2,748	—	0.00%	5.35%
2024	252	10.65	2,683	—	0.00%	4.72%
2023	260	10.17	2,649	—	0.00%	4.09%
2022	272	9.77	2,660	—	0.00%	-2.30%

Guardian Balanced Allocation VIP Fund(4)
2025	31,304	$14.33	$448,587	—	0.00%	12.92%
2024	31,784	12.69	403,339	—	0.00%	13.81%
2023	31,660	11.15	353,006	—	0.00%	17.86%
2022	35,233	9.46	333,303	—	0.00%	-5.40%

Guardian Equity Income VIP Fund(6)
2025	301,782	$11.45	$3,454,608	—	0.00%	14.47%

(1)	These amounts represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(2)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the year to date daily average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyowner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized in the initial year in which units of a product were purchased.
(3)	Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment divisions with a date notation indicate the effective date of that investment division in the variable account.
The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.
(4)	Portfolio commenced operations April 29, 2022.
(5)	As of April 29, 2022, certain funds were liquidated as a result of fund substitution and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated funds were transferred to each respective Guardian VIP Fund. The expense ratio, investment income ratio and total returns were and total returns were not applicable as of December 31, 2022 as a result of liquidation.
(6)	Portfolio commenced operations April 25, 2025.

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The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

(7)	As of April 25, 2025, certain funds were liquidated as a result of fund substitution and no longer available as an investment allocation option under this contract.
After the liquidation date, any accumulation value remaining in the liquidated funds were transferred to each respective Guardian VIP Fund. The expense ratio, investment income ratio and total returns were not applicable as of December 31, 2025 as a result of liquidation.
(8)	As of June 27, 2025, the Victory Sophus Emerging Markets VIP Series Fund was liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the Victory Sophus Emerging Markets VIP Series Fund was transferred to the Fidelity VIP Government Money Market Portfolio Service Class 2.
(9)	As of August 29, 2025, certain funds were liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated funds were transferred to the Fidelity VIP Government Money Market Portfolio Service Class 2.
(10)	These funds are planned to be liquidated during the second half of 2026. The affected funds have ceased accepting new investments and will not initiate any new investment positions. The funds will continue to manage existing investments in an orderly manner in accordance with their respective investement strategies, governing documents, and applicable regulatory requirements until liquidation is completed.

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Policyowners of The Guardian Separate Account K

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment options of The Guardian Separate Account K indicated in the table below as of December 31, 2025, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below , including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment options of The Guardian Separate Account K as of December 31, 2025, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Victory RS Large Cap Alpha VIP Series(2)

Victory 500 Index VIP Series(4)

Victory High Yield VIP Series(4)

Victory RS International VIP Series(4)

Victory Sophus Emerging Markets VIP Series(3)

Victory RS Small Cap Growth Equity VIP Series(4)

Gabelli Capital Asset Fund(2)

Invesco V.I. American Franchise Fund Series I(1)

Invesco V.I. Equity and Income Fund Series I(1)

Invesco V.I. Core Equity Fund Series I(1)

AB VPS Relative Value Portfolio Class B(1)

AB VPS Large Cap Growth Portfolio Class B(1)

AB Sustainable Global Thematic Portfolio Class B(1)

LVIP American Century International Fund Class II(1)

LVIP American Century Value Fund Class II(2)

Davis Financial Portfolio(1)

Davis Real Estate Portfolio(1)

Davis Equity Portfolio(2)

Fidelity VIP Contrafund® Portfolio Initial Class(1)

Fidelity VIP Equity-Income Portfolio Initial Class(1)

Fidelity VIP Growth Opportunities Portfolio Initial Class(1)

Fidelity VIP High Income Portfolio Initial Class(1)

Fidelity VIP Index 500 Portfolio Initial Class(1)

Guardian Integrated Research VIP Fund(5)

Fidelity VIP Contrafund® Portfolio Service Class 2(1)

Fidelity VIP Equity-Income Portfolio Service Class 2(1)

Fidelity VIP Growth Opportunities Portfolio Service Class 2(2)

Fidelity VIP Mid Cap Portfolio Service Class 2(1)

Fidelity VIP Government Money Market Portfolio Service Class 2(1)

Janus Henderson Enterprise Portfolio Institutional Shares(1)

Janus Henderson Forty Portfolio Institutional Shares(1)

Janus Henderson Research Portfolio Institutional Shares(1)

Janus Henderson Global Research Portfolio Institutional Shares(1)

Janus Henderson Enterprise Portfolio Service Shares(1)

Janus Henderson Forty Portfolio Service Shares(1)

Janus Henderson Research Portfolio Service Shares(1)

Janus Henderson Global Research Portfolio Service Shares(1)

MFS® Total Return Bond Series Initial Class(1)

MFS® Growth Series Initial Class(1)

MFS® Investors Trust Series Initial Class(1)

MFS® New Discovery Series Initial Class(1)

MFS® Research Series Initial Class(2)

MFS® Total Return Series Initial Class(1)

Guardian All Cap Core VIP Fund(1)

Guardian Core Fixed Income VIP Fund(1)

Guardian Short Duration Bond VIP Fund(1)

Guardian Balanced Allocation VIP Fund(1)

Guardian Equity Income VIP Fund(5)

1.	Statement of operations for the year ended December 31, 2025, and statement of changes in net assets for the years ended December 31, 2025, and 2024.
2.	Statement of operations for the period January 1, 2025, through April 25, 2025 (date of liquidation) and statement of changes in net assets for the period January 1, 2025, through April 25, 2025 (date of liquidation) and the year ended December 31, 2024.
3.	Statement of operations for the period January 1, 2025, through June 27, 2025 (date of liquidation) and statement of changes in net assets for the period January 1, 2025, through June 27, 2025 (date of liquidation) and the year ended December 31, 2024.
4.	Statement of operations for the period January 1, 2025, through August 29, 2025 (date of liquidation) and statement of changes in net assets for the period January 1, 2025, through August 29, 2025 (date of liquidation) and the year ended December 31, 2024.
5.	Statement of operations and statement of changes in net assets for the period April 25, 2025 (commencement of operations) through December 31, 2025.

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Basis for Opinions

These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc.’s management. Our responsibility is to express an opinion on the financial statements of each of the investment options of The Guardian Separate Account K based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment options of The Guardian Separate Account K in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with the custodians of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 17, 2026

We have served as the auditor of one or more of the investment options of The Guardian Separate Account K since 1995.

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